As filed with the Securities and Exchange Commission on August 29, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22378

DoubleLine Funds Trust
(Exact name of registrant as specified in charter)

333 South Grand Avenue, Suite 1800
Los Angeles, CA 90071
(Address of principal executive offices) (Zip code)

Ronald R. Redell
President
DoubleLine Funds Trust
333 South Grand Avenue, Suite 1800
Los Angeles, CA 90071
(Name and address of agent for service)

(213) 633-8200
Registrant's telephone number, including area code

Date of fiscal year end:  March 31, 2012

Date of reporting period:  June 30, 2011

Item 1. Schedule of Investments.

DoubleLine Total Return Bond Fund
Schedule of Investments
June 30, 2011 (Unaudited)

Principal Amount	Security Description	Rate		Maturity	Value $
Non-Agency Collateralized Mortgage Obligations - 46.7%
6,200,000	Adjustable Rate Mortgage Trust, Series 2005-2	1.17%	#	06/25/2035	3,004,523
7,456,436	Adjustable Rate Mortgage Trust, Series 2007-3	3.66%	# ^	11/25/2037	3,645,992
717,286	Aegis Asset Backed Securities Trust, Series 2003-2	2.74%	#	11/25/2033	538,192
7,612,567	Aegis Asset Backed Securities Trust, Series 2004-1	2.22%	#	04/25/2034	5,411,701
1,302,189	Aegis Asset Backed Securities Trust, Series 2004-2	1.49%	#	06/25/2034	752,991
8,911,025	American Home Mortgage Investment Trust, Series 2005-1	2.40%	#	06/25/2045	6,724,598
3,298,224	American Home Mortgage Investment Trust, Series 2006-2	6.60%	#	06/25/2036	2,027,021
15,095,352	American Home Mortgage Investment Trust, Series 2007-A	6.10%	# ^	01/25/2037	9,538,240
821,355	Argent Securities, Inc., Series 2004-W6	0.74%	#	04/25/2034	661,651
9,019,707	Asset Backed Securities Corporation, Series 2003-HE6-M1	1.16%	#	11/25/2033	7,278,651
2,529,436	Asset Backed Securities Corporation, Series 2004-HE3-M2	1.31%	#	06/25/2034	1,846,688
8,692,583	Banc of America Alternative Loan Trust, Series 2005-5-2CB1	6.00%		06/25/2035	6,594,129
15,573,712	Banc of America Alternative Loan Trust, Series 2005-6-2CB2	6.00%		07/25/2035	13,449,147
6,103,111	Banc of America Alternative Loan Trust, Series 2005-6-4CB1	6.50%		07/25/2035	5,102,140
5,840,961	Banc of America Alternative Loan Trust, Series 2005-8-2CB1	6.00%		09/25/2035	4,495,782
4,987,221	Banc of America Alternative Loan Trust, Series 2006-5-CB14	6.00%	#	06/25/2046	3,520,051
8,203,000	Banc of America Alternative Loan Trust, Series 2006-6-CB3	6.00%		07/25/2046	6,549,390
14,286,683	Banc of America Alternative Loan Trust, Series 2006-8-1A1	6.31%	#I/F I/O	11/25/2036	2,119,382
4,857,472	Banc of America Alternative Loan Trust, Series 2006-8-1A2	0.64%	#	11/25/2036	2,928,971
21,745,105	Banc of America Alternative Loan Trust, Series 2006-9-1CB1	6.00%		01/25/2037	15,718,514
3,742,949	Banc of America Alternative Loan Trust, Series 2007-2-2A1	6.00%		06/25/2037	2,607,226
5,303,000	Banc of America Commercial Mortgage, Inc., Series 2002-2-G	5.85%	^	07/11/2043	5,404,976
134,979,650	Banc of America Commercial Mortgage, Inc., Series 2004-6-XP	0.67%	# I/O	12/10/2042	309,373
305,033,137	Banc of America Commercial Mortgage, Inc., Series 2005-4-XP	0.35%	# I/O	07/10/2045	847,596
280,871,687	Banc of America Commercial Mortgage, Inc., Series 2006-1-XP	0.34%	# I/O	09/10/2045	1,015,688
116,541,304	Banc of America Commercial Mortgage, Inc., Series 2006-4-XP	0.40%	# I/O	07/10/2046	1,079,068
6,107,936	Banc of America Funding Corporation, Series 2009-R15A-4A2	5.75%	^	12/26/2036	4,568,125
609,378	Banc of America Funding Trust, Series 2005-6	5.50%		10/25/2035	604,559
1,026,697	Banc of America Funding Trust, Series 2006-2	22.22%	#I/F	03/25/2036	1,100,201
30,082,808	Banc of America Funding Trust, Series 2006-2	6.00%		03/25/2036	30,350,906
12,081,548	Banc of America Funding Trust, Series 2006-3	6.32%	#	03/25/2036	12,401,050
5,543,770	Banc of America Funding Trust, Series 2006-7	6.04%	#	10/25/2036	3,467,087
5,677,076	Banc of America Funding Trust, Series 2006-7	5.91%	#	10/25/2036	3,520,591
5,233,923	Banc of America Funding Trust, Series 2006-8T2	6.10%	#	10/25/2036	3,481,103
2,880,081	Banc of America Funding Trust, Series 2006-B	5.66%	#	03/20/2036	2,294,993
3,088,424	Banc of America Funding Trust, Series 2006-G	0.43%	#	07/20/2036	2,516,454
1,918,185	Banc of America Funding Trust, Series 2006-H	6.02%	#	09/20/2046	1,678,634
3,440,736	Banc of America Funding Trust, Series 2007-1	5.84%	#	01/25/2037	2,241,507
5,054,274	Banc of America Funding Trust, Series 2007-3	5.83%	#	04/25/2037	3,453,080
6,323,212	Banc of America Funding Trust, Series 2007-5	5.50%		07/25/2037	4,986,232
6,658,161	Banc of America Funding Trust, Series 2009-R14	16.12%	# ^I/F	06/26/2035	6,613,610
5,248,452	Banc of America Funding Trust, Series 2010-R1	13.98%	# ^I/F	07/28/2036	4,616,013
3,726,654	Banc of America Large Loan, Series 2006-BIX1-C	0.40%	# ^	10/15/2019	3,639,621
5,640,619	Banc of America Mortgage Securities, Series 2004-K-4A1	5.25%	#	12/25/2034	5,400,306
23,811,794	Banc of America Mortgage Securities, Series 2006-1-A9	6.00%		05/25/2036	21,575,199
9,403,404	BCAP LLC Trust, Series 2007-AA2-2A7	6.00%		04/25/2037	6,671,296
10,191,864	BCAP LLC Trust, Series 2007-AA2-2A8	5.75%		04/25/2037	7,096,977
18,000,000	BCAP LLC Trust, Series 2008-RR3-A1B	2.88%	#	10/25/2036	14,552,064
14,215,571	BCAP LLC Trust, Series 2010-RR12-3A15	7.57%	# ^	08/26/2037	13,433,715
10,500,000	BCRR Trust, Series 2010-LEAF-32A	4.23%	^	12/22/2032	10,493,421
25,225,596	Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-4-4A1	5.78%	#	10/25/2036	20,708,082
17,114,908	Bear Stearns Asset Backed Securities Trust, Series 2005-AC2-2A1	5.25%	#	04/25/2035	15,772,218
52,773,905	Bear Stearns Asset Backed Securities Trust, Series 2005-AC2-IA	5.25%	#	04/25/2035	47,557,680
6,713,192	Bear Stearns Asset Backed Securities Trust, Series 2006-AC1-IA1	5.75%	#	02/25/2036	4,766,367
12,156,961	Bear Stearns Asset Backed Securities Trust, Series 2007-SD1-23A1	5.53%	#	10/25/2036	9,079,675
3,813,518	Bear Stearns Asset Backed Securities Trust, Series 2007-SD1-IA2A	6.00%		10/25/2036	2,838,327
1,927,219	Bear Stearns Asset Backed Securities Trust, Series 2007-SD1-IA3A	6.50%		10/25/2036	1,502,477
890,133	Bear Stearns Commercial Mortgage Securities, Inc., Series 2000-WF1-F	8.08%	#	02/15/2032	889,251
4,000,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2001-TOP2-C	6.83%	#	02/15/2035	3,983,158
10,000,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2004-BBA5-G	0.90%	# ^	09/15/2019	9,804,112

11,000,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2004-BBA5-H	1.15%	# ^	09/15/2019	10,730,608
42,492,952	Bear Stearns Commercial Mortgage Securities, Inc., Series 2004-PWR5-X2	0.99%	# I/O	07/11/2042	455,643
110,784,572	Bear Stearns Commercial Mortgage Securities, Inc., Series 2004-PWR6-X2	0.80%	# I/O	11/11/2041	1,076,859
92,744,349	Bear Stearns Commercial Mortgage Securities, Inc., Series 2004-TOP16-X2	0.88%	# I/O	02/13/2046	1,037,346
750,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2005-PWR10-AM	5.45%	#	12/15/2015	753,882
21,647,397	Bear Stearns Commercial Mortgage Securities, Inc., Series 2005-PWR7-X2	0.36%	# I/O	02/11/2041	94,445
10,000,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-PWR17-AM	5.92%	#	06/11/2050	9,967,173
12,815,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-PWR17-AMFL	0.91%	# ^	06/11/2050	10,402,246
11,424,000	Capital Trust, Series 2005-3A-A2	5.16%	^	06/25/2035	11,581,080
7,161,616	CD Mortgage Trust, Series 2005-CD1-A2FL	0.32%	#	07/15/2044	7,053,467
8,494,248	CD Mortgage Trust, Series 2006-CD2-AAB	5.55%	#	01/15/2046	8,897,419
3,650,000	CD Mortgage Trust, Series 2007-CD4-ASB	5.28%		12/11/2049	3,851,767
2,750,000	Centex Home Equity Loan Trust, Series 2004-A	4.93%	#	01/25/2034	2,770,081
12,332,709	Chase Mortgage Financal Trust, Series 2007-S5-1A18	6.00%		07/25/2037	10,174,522
4,088,871	Chase Mortgage Loan, Series 2003-4-2M1	1.09%	#	03/25/2033	2,432,234
2,715,864	Chaseflex Trust, Series 2006-1-2A2	5.94%	#	06/25/2036	2,639,770
8,989,944	Chaseflex Trust, Series 2006-1-A5	6.16%	#	06/25/2036	8,203,329
15,586,609	Chaseflex Trust, Series 2006-2-A2B	0.39%	#	09/25/2036	11,430,471
11,895,214	Chaseflex Trust, Series 2007-1-1A1	6.50%		02/25/2037	7,673,769
22,500,000	Chaseflex Trust, Series 2007-M1-2F4	6.12%	#	08/25/2037	17,501,051
14,728,676	Citi Mortgage Alternative Loan Trust, Series 2006-A2-A2	6.00%		05/25/2036	10,380,417
9,687,825	Citi Mortgage Alternative Loan Trust, Series 2006-A5-A3	6.00%		10/25/2036	8,183,829
7,392,591	Citi Mortgage Alternative Loan Trust, Series 2007-A1-1A7	6.00%		01/25/2037	5,415,605
15,162,231	Citi Mortgage Alternative Loan Trust, Series 2007-A1-IA5	6.00%		01/25/2037	10,716,240
18,914,893	Citi Mortgage Alternative Loan Trust, Series 2007-A1-IA9	5.21%	#I/F I/O	01/25/2037	2,398,055
17,081,212	Citi Mortgage Alternative Loan Trust, Series 2007-A3-1A1	6.00%	#	03/25/2037	12,359,504
38,180,777	Citi Mortgage Alternative Loan Trust, Series 2007-A3-IA3	5.15%	#I/F I/O	03/25/2037	4,771,669
15,252,650	Citi Mortgage Alternative Loan Trust, Series 2007-A3-IA4	5.75%		03/25/2037	11,003,368
4,058,362	Citi Mortgage Alternative Loan Trust, Series 2007-A5-1A11	6.00%		05/25/2037	2,896,414
2,127,810	Citi Mortgage Alternative Loan Trust, Series 2007-A8-A1	6.00%		10/25/2037	1,713,595
35,737,404	Citicorp Mortgage Securities, Inc., Series 2005-1-1A4	5.50%		02/25/2035	35,597,563
6,594,000	Citicorp Residential Mortgage Securities, Inc., Series 2006-2-A5	6.04%	#	09/25/2036	5,706,204
135,172,231	Citigroup Commercial Mortgage Securities, Inc., Series 2004-C2	1.10%	# ^ I/O	10/15/2041	579,470
5,301,185	Citigroup Commercial Mortgage Securities, Inc., Series 2006-C5	5.68%	# ^	10/15/2049	4,787,281
7,000,000	Citigroup Commercial Mortgage Securities, Inc., Series 2009-RR1	5.32%	^	12/21/2049	6,766,142
6,514,097	Citigroup Mortgage Loan Trust, Inc., Series 2005-5-2A2	5.75%		08/25/2035	5,344,908
2,939,374	Citigroup Mortgage Loan Trust, Inc., Series 2005-9-21A1	5.50%		10/25/2035	2,346,455
7,795,621	Citigroup Mortgage Loan Trust, Inc., Series 2006-FX1- A6	5.85%	#	10/25/2036	4,935,914
3,825,000	Citigroup Mortgage Loan Trust, Inc., Series 2006-WF1-A2D	5.92%	#	03/25/2036	2,445,847
21,282,978	Citigroup Mortgage Loan Trust, Inc., Series 2006-WF2-A2D	6.16%	#	05/25/2036	12,861,038
2,269,065	Citigroup Mortgage Loan Trust, Inc., Series 2007-12-2A1	6.50%	^	04/25/2037	1,574,181
4,002,002	Citigroup Mortgage Loan Trust, Inc., Series 2007-2-2A	6.00%		11/25/2036	3,840,111
3,108,965	Citigroup Mortgage Loan Trust, Inc., Series 2007-9-2A2	6.50%	^	05/25/2037	1,647,751
20,000,000	Citigroup Mortgage Loan Trust, Inc., Series 2008-AR4-1A1B	5.25%	^	11/25/2038	12,500,000
4,943,474	Citigroup Mortgage Loan Trust, Inc., Series 2010-2-5A1	5.50%	# ^	12/25/2035	5,057,045
205,000,000	Citigroup Mortgage Loan Trust, Inc., Series 2010-8-5A4	12.57%	# ^	11/25/2036	158,259,999
36,000,000	Citigroup Mortgage Loan Trust, Inc., Series 2010-8-6A4	10.35%	# ^	12/26/2036	27,360,000
5,096,007	Commercial Mortgage Acceptance Corporation, Series 1998-C2-F	5.44%	# ^	09/15/2030	5,284,624
3,750,000	Commercial Mortgage Pass-Through Certificates, Series 2001-J1A-G	6.83%	# ^	02/16/2034	3,779,690
2,500,000	Commercial Mortgage Pass-Through Certificates, Series 2006-CN2A-A2FX	5.45%	^	02/05/2019	2,506,959
1,523,696	Commercial Mortgage Pass-Through Certificates, Series 2007-C9-A2	5.81%	#	12/10/2049	1,549,831
15,282,451	Countrywide Alternative Loan Trust, Series 2005-20CB-2A1	0.69%	#	07/25/2035	10,797,121
31,201,672	Countrywide Alternative Loan Trust, Series 2005-20CB-2A2	4.81%	#I/F I/O	07/25/2035	3,529,895
5,578,264	Countrywide Alternative Loan Trust, Series 2005-20CB-4A1	5.25%		07/25/2020	5,067,317
10,687,216	Countrywide Alternative Loan Trust, Series 2005-26CB-A11	12.71%	#I/F	07/25/2035	9,755,151
15,637,144	Countrywide Alternative Loan Trust, Series 2005-28CB-1A2	0.94%	#	08/25/2035	10,826,345
3,508,873	Countrywide Alternative Loan Trust, Series 2005-28CB-3A6	6.00%		08/25/2035	2,344,310
1,982,561	Countrywide Alternative Loan Trust, Series 2005-60T1-1A	34.57%	#I/F	12/25/2035	2,521,806
2,828,323	Countrywide Alternative Loan Trust, Series 2005-64CB-1A14	5.50%		12/25/2035	2,266,151
7,513,665	Countrywide Alternative Loan Trust, Series 2005-73CB-1A5	0.99%	#	01/25/2036	5,310,914
18,902,828	Countrywide Alternative Loan Trust, Series 2005-73CB-1A6	4.51%	#I/F I/O	01/25/2036	2,232,534
4,244,829	Countrywide Alternative Loan Trust, Series 2005-79CB-A5	5.50%		01/25/2036	3,032,593
8,871,947	Countrywide Alternative Loan Trust, Series 2005-85CB-2A6	20.95%	#I/F	02/25/2036	8,301,848
5,871,718	Countrywide Alternative Loan Trust, Series 2005-86CB-A5	5.50%		02/25/2036	4,036,331
12,440,839	Countrywide Alternative Loan Trust, Series 2005-J10-1A11	5.50%		10/25/2035	10,171,985
3,172,762	Countrywide Alternative Loan Trust, Series 2005-J10-1A13	0.89%	#	10/25/2035	2,183,909
2,089,066	Countrywide Alternative Loan Trust, Series 2005-J10-1A15	5.50%		10/25/2035	1,825,590
5,838,328	Countrywide Alternative Loan Trust, Series 2005-J11-1A3	5.50%		11/25/2035	5,381,954
3,935,437	Countrywide Alternative Loan Trust, Series 2005-J11-6A1	6.50%		09/25/2032	3,786,624
5,554,765	Countrywide Alternative Loan Trust, Series 2005-J13-2A5	0.67%	#	11/25/2035	3,865,619
11,109,530	Countrywide Alternative Loan Trust, Series 2005-J13-2A6	4.83%	#I/F I/O	11/25/2035	1,223,934
4,727,082	Countrywide Alternative Loan Trust, Series 2005-J2-1A5	0.69%	#	04/25/2035	3,766,151
14,544,868	Countrywide Alternative Loan Trust, Series 2005-J2-1A6	4.81%	#I/F I/O	04/25/2035	1,503,552

11,557,038	Countrywide Alternative Loan Trust, Series 2006-12CB-A3	5.75%		05/25/2036	7,173,563
5,486,525	Countrywide Alternative Loan Trust, Series 2006-15CB-A1	6.50%		06/25/2036	3,277,903
4,455,611	Countrywide Alternative Loan Trust, Series 2006-18CB-A12	0.79%	#	07/25/2036	2,428,803
4,455,611	Countrywide Alternative Loan Trust, Series 2006-18CB-A13	5.25%	#I/F I/O	07/25/2036	589,610
4,175,834	Countrywide Alternative Loan Trust, Series 2006-19CB-A15	6.00%		08/25/2036	3,469,807
6,938,656	Countrywide Alternative Loan Trust, Series 2006-24CB-A11	5.75%		08/25/2036	4,811,448
18,688,894	Countrywide Alternative Loan Trust, Series 2006-24CB-A14	6.96%	#I/F I/O	08/25/2036	3,545,750
16,284,849	Countrywide Alternative Loan Trust, Series 2006-24CB-A22	6.00%		08/25/2036	11,482,911
17,478,535	Countrywide Alternative Loan Trust, Series 2006-24CB-A5	0.79%	#	08/25/2036	10,716,055
6,590,987	Countrywide Alternative Loan Trust, Series 2006-26CB-A17	6.25%		09/25/2036	4,325,496
18,289,682	Countrywide Alternative Loan Trust, Series 2006-29T1-1A2	6.25%		10/25/2036	13,527,104
2,417,190	Countrywide Alternative Loan Trust, Series 2006-29T1-2A12	44.94%	#I/F	10/25/2036	3,997,773
1,480,580	Countrywide Alternative Loan Trust, Series 2006-29T1-2A23	32.56%	#I/F	10/25/2036	1,916,351
6,598,040	Countrywide Alternative Loan Trust, Series 2006-36T2-2A1	6.25%		12/25/2036	4,295,706
5,926,221	Countrywide Alternative Loan Trust, Series 2006-39CB-1A10	6.00%		01/25/2037	3,922,930
28,584,163	Countrywide Alternative Loan Trust, Series 2006-39CB-2A2	6.36%	#I/F I/O	01/25/2037	4,558,511
9,731,411	Countrywide Alternative Loan Trust, Series 2006-39CB-2A4	0.64%	#	01/25/2037	2,730,157
10,538,820	Countrywide Alternative Loan Trust, Series 2006-40T1-1A11	6.00%		01/25/2037	7,325,276
15,832,003	Countrywide Alternative Loan Trust, Series 2006-40T1-1A4	5.26%	#I/F I/O	01/25/2037	2,090,860
4,916,100	Countrywide Alternative Loan Trust, Series 2006-6CB-1A4	5.50%		05/25/2036	3,831,387
2,945,807	Countrywide Alternative Loan Trust, Series 2007-11T1-A24	38.79%	#I/F	05/25/2037	3,975,163
30,349,441	Countrywide Alternative Loan Trust, Series 2007-17CB-1A10	29.05%	#I/F	08/25/2037	39,473,479
5,017,379	Countrywide Alternative Loan Trust, Series 2007-18CB-2A25	6.00%		08/25/2037	3,710,417
2,766,758	Countrywide Alternative Loan Trust, Series 2007-19-1A10	37.89%	#I/F	08/25/2037	3,816,664
64,292,746	Countrywide Alternative Loan Trust, Series 2007-19-2A1	6.50%		08/25/2037	35,912,835
14,524,292	Countrywide Alternative Loan Trust, Series 2007-21CB-2A2	27.66%	#I/F	09/25/2037	18,674,922
25,572,024	Countrywide Alternative Loan Trust, Series 2007-4CB-2A1	7.00%		03/25/2037	10,886,803
1,276,949	Countrywide Alternative Loan Trust, Series 2007-8CB-A12	39.09%	#I/F	05/25/2037	1,852,514
1,363,124	Countrywide Alternative Loan Trust, Series 2007-8CB-A8	38.97%	#I/F	05/25/2037	1,974,581
1,879,452	Countrywide Alternative Loan Trust, Series 2007-9T1-1A4	0.69%	#	05/25/2037	1,029,072
1,879,452	Countrywide Alternative Loan Trust, Series 2007-9T1-1A5	5.31%	#I/F I/O	05/25/2037	250,572
5,295,821	Countrywide Alternative Loan Trust, Series 2007-9T1-2A1	6.00%		05/25/2037	3,476,386
7,338,205	Countrywide Alternative Loan Trust, Series 2007-9T1-3A1	5.50%		05/25/2022	6,379,263
4,144,125	Countrywide Asset-Backed Certificates, Series 2005-13-AF3	5.43%		02/25/2033	3,445,747
13,202,103	Countrywide Home Loans Mortgage Pass Through Trust, Series 2002-32-2A6	5.00%		01/25/2018	13,513,904
50,723,777	Countrywide Home Loans Mortgage Pass Through Trust, Series 2005-23-A1	5.50%		11/25/2035	45,587,995
4,345,937	Countrywide Home Loans Mortgage Pass Through Trust, Series 2005-27-2A1	5.50%		12/25/2035	3,921,732
7,510,849	Countrywide Home Loans Mortgage Pass Through Trust, Series 2005-28-A7	5.25%		01/25/2019	6,379,261
5,713,147	Countrywide Home Loans Mortgage Pass Through Trust, Series 2005-HYB8-1A1	2.66%	#	12/20/2035	4,197,883
9,700,000	Countrywide Home Loans Mortgage Pass Through Trust, Series 2005-J4-A5	5.50%		11/25/2035	9,063,069
3,000,000	Countrywide Home Loans Mortgage Pass Through Trust, Series 2007-15-1A16	6.25%		09/25/2037	2,544,387
3,965,589	Countrywide Home Loans Mortgage Pass Through Trust, Series 2007-18-1A1	6.00%		11/25/2037	3,388,158
16,816,015	Countrywide Home Loans Mortgage Pass Through Trust, Series 2007-7-A2	5.75%		06/25/2037	15,101,891
7,000,000	Countrywide Home Loans Mortgage Pass Through Trust, Series 2007-9-A11	5.75%		07/25/2037	6,135,924
3,685,974	Countrywide Home Loans Mortgage Pass Through Trust, Series 2007-J3-A1	0.69%	#	07/25/2037	2,492,428
18,429,868	Countrywide Home Loans Mortgage Pass Through Trust, Series 2007-J3-A2	5.31%	#I/F I/O	07/25/2037	2,189,833
3,448,284	Countrywide Reperforming Trust, Series 2005-R1-1AF1	0.55%	# ^	03/25/2035	2,960,419
3,497,206	Countrywide Reperforming Trust, Series 2005-R1-1AS	5.73%	# ^ I/O	03/25/2035	567,337
7,887,000	Credit Suisse First Boston Commercial Mortgage Pass-Through Certificates, Series 2001-CF2-F	6.56%	^	02/15/2034	7,866,289
1,235,000	Credit Suisse First Boston Commercial Mortgage Pass-Through Certificates, Series 2001-CF2-G	6.93%	^	02/15/2034	1,231,473
4,088,000	Credit Suisse First Boston Commercial Mortgage Pass-Through Certificates, Series 2001-CK3-E	7.29%	^	06/15/2034	4,082,009
2,223,599	Credit Suisse First Boston Commercial Mortgage Pass-Through Certificates, Series 2002-CK2-A3	6.13%		04/15/2037	2,266,819
1,372,187	Credit Suisse First Boston Commercial Mortgage Pass-Through Certificates, Series 2004-C3-A3	4.30%		07/15/2036	1,371,712
419,546,622	Credit Suisse First Boston Commercial Mortgage Pass-Through Certificates, Series 2004-C3-ASP	0.82%	# ^ I/O	07/15/2036	293,221
336,816,143	Credit Suisse First Boston Commercial Mortgage Pass-Through Certificates, Series 2005-C1-ASP	0.49%	# ^ I/O	02/15/2038	919,306
197,168,344	Credit Suisse First Boston Commercial Mortgage Pass-Through Certificates, Series 2005-C2-ASP	0.70%	# ^ I/O	04/15/2037	993,334
11,122,468	Credit Suisse First Boston Commercial Mortgage Pass-Through Certificates, Series 2005-C4-A3	5.12%	#	08/15/2038	11,368,143
67,631,820	Credit Suisse First Boston Commercial Mortgage Pass-Through Certificates, Series 2005-C4-ASP	0.41%	# ^ I/O	08/15/2038	193,116
5,963,456	Credit Suisse First Boston Commercial Mortgage Pass-Through Certificates, Series 2006-TFL2-SVA1	0.45%	# ^	10/15/2021	5,727,721
730,872,208	Credit Suisse First Boston Commercial Mortgage Pass-Through Certificates, Series 2007-C1-ASP	0.60%	# I/O	02/15/2040	7,479,746
17,458,636	Credit Suisse First Boston Mortgage Backed Trust, Series 2005-12-7A1	7.00%		01/25/2036	8,181,815
7,892,893	Credit Suisse First Boston Mortgage Backed Trust, Series 2006-3-A4B	6.11%	#	11/25/2036	4,441,840
5,846,706	Credit Suisse First Boston Mortgage Backed Trust, Series 2006-4-A6A	5.68%	#	12/25/2036	3,524,810
18,129,443	Credit Suisse First Boston Mortgage Backed Trust, Series 2007-1-1A1A	5.90%	#	05/25/2037	10,470,134
763,779	Credit Suisse First Boston Mortgage Securities Corporation, Series 2002-34-CB2	5.86%	#	01/25/2033	697,464
592,260	Credit Suisse First Boston Mortgage Securities Corporation, Series 2004-AR8-2A1	2.85%	#	09/25/2034	559,636
2,151,486	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-10-5A5	5.50%		11/25/2035	1,641,769
4,879,015	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-5-2A11	5.00%		07/25/2035	4,912,331
3,020,808	Credit Suisse Mortgage Capital Certificates, Series 2005-1R-2A5	5.75%	^	12/26/2035	2,478,271
24,146,717	Credit Suisse Mortgage Capital Certificates, Series 2006-1-2A1	6.00%		02/25/2036	17,018,957
6,852,810	Credit Suisse Mortgage Capital Certificates, Series 2006-2-3A1	6.50%		03/25/2036	4,717,423

8,101,458	Credit Suisse Mortgage Capital Certificates, Series 2006-2-5A1	0.89%	#	03/25/2036	4,652,988
45,283,428	Credit Suisse Mortgage Capital Certificates, Series 2006-2-5A2	5.11%	#I/F I/O	03/25/2036	5,773,397
10,532,614	Credit Suisse Mortgage Capital Certificates, Series 2006-4-1A8	6.00%	#	05/25/2036	7,044,997
36,094,772	Credit Suisse Mortgage Capital Certificates, Series 2006-4-4A1	7.00%		05/25/2036	16,477,426
30,328,597	Credit Suisse Mortgage Capital Certificates, Series 2006-6-1A4	6.00%		07/25/2036	18,837,061
18,212,066	Credit Suisse Mortgage Capital Certificates, Series 2006-6-3A1	7.00%		07/25/2036	7,523,596
1,312,256	Credit Suisse Mortgage Capital Certificates, Series 2006-7-3A11	6.00%		08/25/2036	1,098,250
11,910,927	Credit Suisse Mortgage Capital Certificates, Series 2006-9-4A1	6.00%		11/25/2036	10,904,525
5,706,302	Credit Suisse Mortgage Capital Certificates, Series 2006-9-6A15	38.79%	#I/F	11/25/2036	7,612,280
16,050,884	Credit Suisse Mortgage Capital Certificates, Series 2007-1-1A4	6.13%	#	02/25/2037	9,185,784
43,607,798	Credit Suisse Mortgage Capital Certificates, Series 2007-1-3A1	6.00%		02/25/2022	33,878,135
7,925,386	Credit Suisse Mortgage Capital Certificates, Series 2007-2-2A1	5.00%		03/25/2037	7,630,783
11,611,570	Credit Suisse Mortgage Capital Certificates, Series 2007-5-2A5	5.00%		08/25/2037	10,682,825
5,125,847	Credit Suisse Mortgage Capital Certificates, Series 2009-1R-4A2	4.86%	# ^	07/26/2035	3,203,654
1,401,649	Credit-Based Asset Servicing and Securitization, Series 2005-CB6-A4	5.16%	#	06/25/2035	1,291,781
9,750,000	Credit-Based Asset Servicing and Securitization, Series 2007-MX1-A3	5.83%	# ^	12/25/2036	7,832,073
40,759,000	Deutsche ALT-A Securities Inc. Alternate Loan, Series 2005-4-A5	5.50%	#	09/25/2035	29,992,632
3,626,687	Deutsche ALT-A Securities Inc. Alternate Loan, Series 2005-5-1A6	34.57%	#I/F	11/25/2035	4,175,251
3,565,340	Deutsche ALT-A Securities Inc. Alternate Loan, Series 2005-5-2A1	0.39%	#	11/25/2035	2,252,523
10,760,584	Deutsche ALT-A Securities Inc. Alternate Loan, Series 2005-5-2A2	5.11%	#I/F I/O	11/25/2035	1,101,543
10,949,962	Deutsche ALT-A Securities Inc. Alternate Loan, Series 2007-1-A7	0.35%	#	08/25/2037	10,222,726
17,665,580	Deutsche ALT-A Securties, Inc. Alternate Loan, Series 2006-AF1-A3	0.44%	#	04/25/2036	13,823,290
2,500,000	Deutsche ALT-B Securities Inc. Mortgage Loan Trust, Series 2006-AB2-A2	6.16%	#	06/25/2036	1,632,820
5,492,022	Deutsche ALT-B Securities Inc. Mortgage Loan Trust, Series 2006-AB4-A1A	6.01%	#	10/25/2036	3,144,680
5,463,348	Deutsche ALT-B Securities Inc. Mortgage Loan Trust, Series 2006-AB4-A3	5.90%	#	10/25/2036	3,102,649
8,087,176	Deutsche ALT-B Securities Inc. Mortgage Loan Trust, Series 2006-AB4-A3A1	5.90%	#	10/25/2036	4,592,760
2,622,166	Deutsche ALT-B Securities Inc. Mortgage Loan Trust, Series 2006-AB4-A6A1	5.87%	#	10/25/2036	1,564,985
22,310,987	Deutsche Mortgage Securities, Inc., Series 2006-PR1-4A12	14.19%	# ^I/F	04/15/2036	24,939,501
13,592,146	Deutsche Mortgage Securities, Inc., Series 2006-PR1-4AI1	11.80%	# ^I/F	04/15/2036	14,475,636
145,375,771	Deutsche Mortgage Securities, Inc., Series 2006-PR1-5A14	11.82%	# ^I/F	04/15/2036	152,326,549
1,018,475	Deutsche Mortgage Securities, Inc., Series 2006-PR1-5AI1	18.69%	# ^I/F	04/15/2036	1,021,646
8,783,283	Deutsche Mortgage Securities, Inc., Series 2006-PR1-5AI3	12.26%	# ^I/F	04/15/2036	8,723,879
4,000,000	DLJ Commercial Mortgage Corporation, Series 2000-CKP1-B1	7.95%	#	11/10/2033	3,997,653
1,465,601	DLJ Commercial Mortgage Corporation, Series 98-CF1-B4	7.60%	^	02/15/2031	1,501,656
3,981,947	Ellington Loan Acquisition Trust, Series 2007-1-A2A2	0.99%	# ^	05/25/2037	3,629,079
288,842,678	Extended Stay American Trust, Series 2010-ESH-XA1	3.33%	# ^ I/O	01/05/2013	12,806,360
102,500,000	Extended Stay American Trust, Series 2010-ESH-XB1	1.37%	# ^ I/O	01/05/2016	1,786,237
1,201,847	First Horizon Alternative Mortgage Securities, Series 2006-FA1-1A6	0.94%	#	09/25/2034	1,004,968
7,177,655	First Horizon Alternative Mortgage Securities, Series 2006-FA2-1A5	6.00%		05/25/2036	5,413,409
2,084,746	First Horizon Alternative Mortgage Securities, Series 2006-FA7-A8	6.25%		12/25/2036	1,549,359
24,711,456	First Horizon Alternative Mortgage Securities, Series 2006-RE1-A1	5.50%		05/25/2035	21,554,926
2,850,090	First Horizon Alternative Mortgage Securities, Series 2007-FA3-A4	6.00%		06/25/2037	1,793,216
3,084,675	First Horizon Alternative Mortgage Securities, Series 2007-FA4-1A13	6.25%		08/25/2037	2,085,995
4,474,267	First Horizon Alternative Mortgage Securities, Series 2007-FA4-1A5	6.25%		08/25/2037	3,025,652
121,608	First Horizon Mortgage Trust, Series 2005-2-1A6	23.15%	#I/F	06/25/2032	125,186
1,114,019	First Horizon Mortgage Trust, Series 2005-6-1A1	5.50%		11/25/2035	1,105,464
8,000,000	First Union Commercial Mortgage Securities, Inc., Series 2000-C2-G	8.67%	#	10/15/2032	7,988,087
1,500,000	First Union Commercial Mortgage Securities, Inc., Series 2001-C1-F	6.84%		03/15/2033	1,506,632
2,500,000	First Union Commercial Mortgage Securities, Inc., Series 2001-C4-H	7.04%	^	12/12/2033	2,516,862
3,988,000	First Union Commercial Mortgage Securities, Inc., Series 2001-C4-K	6.00%	^	12/12/2033	3,973,389
12,316,000	GMAC Commercial Mortgage Securities, Inc., Series 2001-C1	7.03%		04/15/2034	12,247,315
236,039	GMAC Commercial Mortgage Securities, Inc., Series 2003-C3	4.65%		04/10/2040	242,106
54,153,612	GMAC Commercial Mortgage Securities, Inc., Series 2004-C2	0.56%	# ^ I/O	08/10/2038	24,591
99,757,250	GMAC Commercial Mortgage Securities, Inc., Series 2004-C3	0.79%	# I/O	12/10/2041	296,798
10,441,221	GMAC Commercial Mortgage Securities, Inc., Series 2004-C3	4.55%		12/10/2041	10,514,805
2,654,694	GMAC Mortgage Corporation Loan Trust, Series 2004-J2-A6	16.42%	#I/F	06/25/2034	2,758,021
6,500,000	Greenwich Capital Commercial Funding Corporation, Series 2004-FL2A-D	0.72%	# ^	11/05/2019	6,484,470
7,936,000	Greenwish Capital Commercial Funding Corporation, Series 2004-FL2A-G	0.55%	# ^	11/05/2019	7,928,730
3,229,628	GS Mortgage Securities Corporation, Series 2008-2R-1A1	7.50%	# ^	09/25/2036	2,821,888
234,903,370	GS Mortgage Securities Corporation II, Series 2006-GG6-XC	0.09%	# ^ I/O	04/10/2038	474,317
36,603,869	GS Mortgage Securities Corporation II, Series 2011-GC3-X	1.35%	# ^ I/O	03/10/2021	2,174,164
2,270,004	GSAA Home Equity Trust, Series 2005-12-AF3	5.07%	#	09/25/2035	2,138,242
10,353,356	GSAA Home Equity Trust, Series 2005-7-AF2	4.48%	#	05/25/2035	9,627,829
45,361,000	GSAA Home Equity Trust, Series 2005-7-AF3	4.75%	#	05/25/2035	36,125,727
16,499,066	GSAA Home Equity Trust, Series 2006-10-AF3	5.98%	#	06/25/2036	9,558,445
11,808,664	GSAA Home Equity Trust, Series 2006-10-AF4	6.30%	#	06/25/2036	6,862,971
23,357,047	GSAA Home Equity Trust, Series 2006-15-AF4	5.96%	#	09/25/2036	13,822,969
3,854,490	GSAA Home Equity Trust, Series 2006-18-AF3A	5.77%	#	11/25/2036	2,562,665
7,931,599	GSAA Home Equity Trust, Series 2006-18-AF6	5.68%	#	11/25/2036	4,484,823
5,284,687	GSAA Home Equity Trust, Series 2006-4-4A1	0.29%	#	03/25/2036	4,870,647
8,024,472	GSAA Home Equity Trust, Series 2007-10-A2A	6.50%		11/25/2037	5,545,131
28,900,993	GSMPS Mortgage Loan Trust, Series 2005-RP2-1AF	0.54%	# ^	03/25/2035	24,680,740
28,900,993	GSMPS Mortgage Loan Trust, Series 2005-RP2-1AS	5.41%	# ^ I/O	03/25/2035	4,756,583
15,754,437	GSMPS Mortgage Loan Trust, Series 2005-RP3-1AF	0.54%	# ^	09/25/2035	13,319,132
15,754,437	GSMPS Mortgage Loan Trust, Series 2005-RP3-1AS	5.27%	# ^ I/O	09/25/2035	2,760,467
2,743,041	GSR Mortgage Loan Trust, Series 2005-6F-3A16	6.00%		07/25/2035	2,669,640
1,334,574	GSR Mortgage Loan Trust, Series 2005-6F-3A16	5.50%		07/25/2035	1,316,714
34,030,080	GSR Mortgage Loan Trust, Series 2005-6F-3A9	6.71%	#I/F I/O	07/25/2035	5,638,376
3,585,780	GSR Mortgage Loan Trust, Series 2005-6F-4A1	0.69%	#	06/25/2035	3,242,587
3,740,738	GSR Mortgage Loan Trust, Series 2005-7F-3A1	0.69%	#	09/25/2035	3,248,365

10,241,247	GSR Mortgage Loan Trust, Series 2005-8F-4A1	6.00%		11/25/2035	8,536,822
21,548,497	GSR Mortgage Loan Trust, Series 2006-1F-1A2	5.50%		02/25/2036	21,565,908
4,287,975	GSR Mortgage Loan Trust, Series 2006-2F-2A3	5.75%		02/25/2036	3,678,624
1,276,542	GSR Mortgage Loan Trust, Series 2006-9F-8A1	5.50%		08/25/2021	1,219,991
1,875,764	Gulf Stream Compass Ltd., Series 2002-1A-A	0.89%	# ^	12/19/2014	1,854,662
7,010,797	Harborview Mortgage Loan Trust, Series 2005-14-3A1A	2.94%	#	12/19/2035	5,212,528
6,145,934	Home Equity Asset Trust, Series 2004-7	0.85%	#	01/25/2035	5,348,929
2,972,403	Home Equity Mortgage Trust, Series 2003-3-M1	1.48%	#	08/25/2033	2,384,729
3,870,918	Homebanc Mortgage Trust, Series 2005-1	0.68%	#	03/25/2035	2,772,121
8,658,629	Homebanc Mortgage Trust, Series 2006-1	5.71%	#	04/25/2037	7,102,855
9,651,366	HSI Asset Loan Obligation, Series 2006-2-2A1	5.50%		12/25/2021	8,990,165
2,812,661	IMPAC Trust, Series 2002-9F-A1	4.72%	#	12/25/2032	2,844,756
1,576,569	Indymac Mortgage Loan Trust, Series 2007-F2-1A2	6.00%		07/25/2037	1,244,210
3,201,957	Jefferies & Company Research Trust, Series 2010-R6-1A2	6.00%	^	09/26/2037	3,199,222
13,792,875	JMAC Company, Series 2010-R1-1A1	6.00%	# ^	03/26/2037	13,930,804
16,603,367	JP Morgan Alternative Loan Trust, Series 2005-S1-2A11	6.00%		12/25/2035	13,886,325
10,697,260	JP Morgan Alternative Loan Trust, Series 2005-S1-2A9	6.00%		12/25/2035	8,858,385
1,232,190	JP Morgan Alternative Loan Trust, Series 2006-A6-1A2	0.26%	#	11/25/2036	1,197,290
10,119,685	JP Morgan Alternative Loan Trust, Series 2006-S1-1A8	5.75%		03/25/2036	7,446,702
6,500,000	JP Morgan Alternative Loan Trust, Series 2006-S2-A4	6.19%	#	05/25/2036	3,433,726
14,745,000	JP Morgan Alternative Loan Trust, Series 2006-S4-A3A	5.78%	#	12/25/2036	13,157,229
191,723,615	JP Morgan Chase, Series 2007-CIBC18-X	0.44%	# I/O	06/12/2047	2,668,352
6,000,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2001-C1-F	7.05%	# ^	10/12/2035	6,034,572
9,321,081	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2001-CBC1-E	7.07%	#	03/15/2033	9,302,868
10,000,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2001-CBC1-F	7.54%	#	03/15/2033	9,977,560
5,000,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2001-CIC2-C	6.74%	#	04/15/2035	4,992,845
1,125,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2004-C3-A4	4.66%		01/15/2042	1,141,349
1,037,468	JP Morgan Commercial Mortgage Certificates, Series 1997-C5-F	7.56%		09/15/2029	1,070,895
30,294,602	JP Morgan Commercial Mortgage Certificates, Series 2004-CBX-X1	0.54%	# ^ I/O	01/12/2037	521,437
11,680,000	JP Morgan Commercial Mortgage Certificates, Series 2004-CIBC10-A5	4.65%		01/12/2037	12,018,227
322,071,828	JP Morgan Commercial Mortgage Certificates, Series 2005-LDP3-X2	0.31%	# I/O	08/15/2042	699,121
131,897,072	JP Morgan Commercial Mortgage Certificates, Series 2005-LDP4-X1	0.17%	# ^ I/O	10/15/2042	985,601
337,964,573	JP Morgan Commercial Mortgage Certificates, Series 2006-CIBC14-X2	0.16%	# I/O	12/12/2044	468,926
106,980,598	JP Morgan Commercial Mortgage Certificates, Series 2006-CIBC16-X2	0.71%	# I/O	05/12/2045	1,142,670
16,000,000	JP Morgan Mortgage Acquisition Trust, Series 2006-CH2-AF3	5.46%	#	10/25/2036	9,020,312
6,773,472	JP Morgan Mortgage Acquisition Trust, Series 2006-WF1-A5	6.41%	#	07/25/2036	3,728,837
1,577,513	JP Morgan Mortgage Trust, Series 2003-A1-4A2	4.50%	#	10/25/2033	1,567,643
6,091,659	JP Morgan Mortgage Trust, Series 2005-S2-2A13	5.50%		09/25/2035	5,620,107
24,448,105	JP Morgan Mortgage Trust, Series 2006-S4-A8	0.63%	#	01/25/2037	16,844,353
24,448,105	JP Morgan Mortgage Trust, Series 2006-S4-A9	6.43%	#I/F I/O	01/25/2037	3,711,743
4,000,000	JP Morgan Mortgage Trust, Series 2007-S3-1A9	6.00%		08/25/2037	3,215,792
23,681,719	JP Morgan Mortgage Trust, Series 2007-S3-2A2	5.50%		08/25/2022	22,132,213
27,546,803	JP Morgan Research Trust, Series 2010-1-1A4	6.00%	^	02/26/2037	14,454,221
11,626,690	JP Morgan Research Trust, Series 2010-8-2A3	4.50%	^	11/26/2034	11,589,484
54,376,003	LB-UBS Commercial Mortgage Trust, Series 2005-C1-XCP	0.87%	# I/O	02/15/2040	232,425
120,192,562	LB-UBS Commercial Mortgage Trust, Series 2005-C2-XCP	0.47%	# I/O	04/15/2040	361,359
58,366,115	LB-UBS Commercial Mortgage Trust, Series 2005-C5-XCP	0.60%	# I/O	09/15/2040	307,706
202,514,027	LB-UBS Commercial Mortgage Trust, Series 2006-C7-XCL	0.40%	# ^ I/O	11/15/2038	3,112,175
3,675,759	Lehman Mortgage Trust, Series 2005-3-2A3	5.50%		01/25/2036	3,418,570
5,130,802	Lehman Mortgage Trust, Series 2006-1-1A1	0.94%	#	02/25/2036	2,974,831
15,392,405	Lehman Mortgage Trust, Series 2006-1-1A2	4.56%	#I/F I/O	02/25/2036	1,740,211
6,866,624	Lehman Mortgage Trust, Series 2006-1-3A4	5.50%		02/25/2036	6,028,642
12,714,383	Lehman Mortgage Trust, Series 2006-4-1A3	5.21%	#I/F I/O	08/25/2036	1,520,980
8,080,987	Lehman Mortgage Trust, Series 2006-4-1A4	6.00%		08/25/2036	5,508,958
16,250,062	Lehman Mortgage Trust, Series 2006-5-2A1	0.54%	#	09/25/2036	7,064,219
33,848,702	Lehman Mortgage Trust, Series 2006-5-2A2	6.96%	#I/F I/O	09/25/2036	6,947,544
7,709,650	Lehman Mortgage Trust, Series 2006-6-3A9	5.50%		10/25/2036	5,361,087
7,911,317	Lehman Mortgage Trust, Series 2006-7-2A2	0.71%	#	11/25/2036	3,784,730
23,203,415	Lehman Mortgage Trust, Series 2006-7-2A5	6.36%	#I/F I/O	11/25/2036	3,832,046
8,546,299	Lehman Mortgage Trust, Series 2006-9-1A19	29.83%	#I/F	01/25/2037	10,828,658
9,155,317	Lehman Mortgage Trust, Series 2006-9-1A5	0.79%	#	01/25/2037	5,085,595
27,485,105	Lehman Mortgage Trust, Series 2006-9-1A6	4.96%	#I/F I/O	01/25/2037	3,477,286
10,147,974	Lehman Mortgage Trust, Series 2006-9-2A1	0.57%	#	01/25/2037	4,542,573
23,607,159	Lehman Mortgage Trust, Series 2006-9-2A2	6.43%	#I/F I/O	01/25/2037	4,124,685
26,839,602	Lehman Mortgage Trust, Series 2007-10-2A1	6.50%		01/25/2038	22,703,190
7,548,983	Lehman Mortgage Trust, Series 2007-2-1A1	5.75%		03/25/2037	5,483,891
6,759,285	Lehman Mortgage Trust, Series 2007-4-2A11	0.52%	#	05/25/2037	2,517,834
24,063,109	Lehman Mortgage Trust, Series 2007-4-2A8	6.48%	#I/F I/O	05/25/2037	4,475,382
2,848,230	Lehman Mortgage Trust, Series 2007-4-2A9	0.52%	#	05/25/2037	1,247,496
36,256,827	Lehman Mortgage Trust, Series 2007-5-11A1	6.09%	#	06/25/2037	23,792,673
5,520,736	Lehman Mortgage Trust, Series 2007-5-4A3	38.97%	#I/F	08/25/2036	8,497,266
1,856,375	Lehman Mortgage Trust, Series 2007-5-7A3	7.50%		10/25/2036	1,832,501
1,914,592	Lehman Mortgage Trust, Series 2007-6-1A8	6.00%		07/25/2037	1,528,674
4,213,841	Lehman XS Trust, Series 2005-10-2A3B	5.55%	#	01/25/2036	3,225,899
16,500,000	Lehman XS Trust, Series 2005-4-2A3A	5.00%	#	10/25/2035	10,952,065
246,034	Lehman XS Trust, Series 2006-19-A1	0.29%	#	12/25/2036	242,932
6,985,765	Lehman XS Trust, Series 2006-5-2A4A	5.89%	#	04/25/2036	5,743,360
1,094,804	Marathon Financing B.V., Series 2006-1-A1	0.67%	# ^	10/05/2026	1,083,856
8,462,135	MASTR Adjustable Rate Mortgages Trust, Series 2005-2-2A1	2.48%	#	03/25/2035	5,233,822
4,415,737	MASTR Alternative Loans Trust, Series 2005-2-3A1	6.00%		03/25/2035	4,433,725

3,481,293	MASTR Alternative Loans Trust, Series 2005-5-2A3	5.50%		07/25/2025	3,303,313
14,388,746	MASTR Alternative Loans Trust, Series 2007-1-2A7	6.00%		10/25/2036	12,359,026
4,975,000	MASTR Asset Backed Securities Trust, Series 2003-OPT1-M3	4.31%	#	12/25/2032	3,605,086
1,463,760	MASTR Asset Securitization Trust, Series 2003-1-30B2	5.75%		02/25/2033	1,461,945
1,624,432	MASTR Asset Securitization Trust, Series 2007-1-1A1	5.50%		11/25/2037	1,508,822
13,550,314	MASTR Asset Securitization Trust, Series 2007-1-1A3	6.25%		11/25/2037	12,156,935
1,403,022	MASTR Seasoned Securitization Trust, Series 2005-2-1A4	6.00%		10/25/2032	1,297,019
4,375,287	MASTR Seasoned Securitization Trust, Series 2005-2-2A1	0.59%	#	10/25/2032	3,803,350
340,566,884	Merrill Lynch Mortgage Trust, Series 2004-BPC1-XP	0.93%	# ^ I/O	10/12/2041	2,548,939
354,656,792	Merrill Lynch Mortgage Trust, Series 2005-MCP1-ASB	0.83%	# I/O	06/12/2043	4,469,456
7,496,698	ML-CFC Commercial Mortgage Trust, Series 2006-4-A2FL	0.32%	#	12/12/2049	7,383,749
1,485,000	Morgan Stanley Capital, Inc., Series 1999-LIFE1-G	7.07%	# ^	04/15/2033	1,481,205
2,000,000	Morgan Stanley Capital, Inc., Series 2002-HQ-F	7.20%	# ^	04/15/2034	2,038,306
2,018,557	Morgan Stanley Capital, Inc., Series 2003-NC6-M2	3.11%	#	06/25/2033	1,732,339
176,337,301	Morgan Stanley Capital, Inc., Series 2004-HQ4-X2	0.51%	# ^ I/O	04/14/2040	901,225
3,373,000	Morgan Stanley Capital, Inc., Series 2004-IQ8-A4	4.90%		06/15/2040	3,438,221
4,844,235	Morgan Stanley Capital, Inc., Series 2005-IQ10-AAB	5.18%	#	09/15/2042	5,062,920
219,735,831	Morgan Stanley Capital, Inc., Series 2005-IQ9-X2	1.21%	# ^ I/O	07/15/2056	1,288,948
1,652,468	Morgan Stanley Capital, Inc., Series 2005-RR6-A2	0.48%	# ^	05/24/2043	1,619,419
9,252,544	Morgan Stanley Capital, Inc., Series 2007-HQ12-A2	0.47%	#	04/12/2049	8,647,293
18,505,087	Morgan Stanley Capital, Inc., Series 2007-HQ12-A2FX	5.60%	#	06/12/2012	19,518,981
5,328,632	Morgan Stanley Mortgage Loan Trust, Series 2005-10-1A1	0.89%	#	12/25/2035	3,405,412
2,555,533	Morgan Stanley Mortgage Loan Trust, Series 2005-6AR-1A1	0.47%	#	11/25/2035	2,188,714
8,375,748	Morgan Stanley Mortgage Loan Trust, Series 2006-11-1A6	6.23%	#	08/25/2036	4,266,815
24,547,842	Morgan Stanley Mortgage Loan Trust, Series 2006-11-2A1	6.00%		08/25/2036	18,159,364
12,614,304	Morgan Stanley Mortgage Loan Trust, Series 2006-17XS-A3A	5.65%	#	10/25/2046	7,932,120
3,770,247	Morgan Stanley Mortgage Loan Trust, Series 2006-17XS-A6	5.58%	#	10/25/2046	2,166,075
1,900,212	Morgan Stanley Mortgage Loan Trust, Series 2006-2-2A3	5.75%		02/25/2036	1,673,324
7,232,670	Morgan Stanley Mortgage Loan Trust, Series 2006-7-4A7	6.00%		06/25/2036	5,353,688
3,769,458	Morgan Stanley Mortgage Loan Trust, Series 2007-13-6A1	6.00%		10/25/2037	2,792,623
5,762,494	Morgan Stanley Mortgage Loan Trust, Series 2007-1XS-2A3	5.92%	#	09/25/2046	3,141,718
4,376,244	Morgan Stanley Mortgage Loan Trust, Series 2007-1XS-2A4A	6.08%	#	09/25/2046	2,787,934
3,817,269	Morgan Stanley Mortgage Loan Trust, Series 2007-3XS-1A2A	5.62%	#	01/25/2047	3,233,261
13,216,489	Morgan Stanley Mortgage Loan Trust, Series 2007-3XS-2A3S	5.86%	#	01/25/2047	8,196,424
7,730,399	Morgan Stanley Mortgage Loan Trust, Series 2007-3XS-2A4S	5.96%	#	01/25/2047	4,834,970
7,342,772	Morgan Stanley Re-Remic Trust, Series 2010-R9-1A	4.00%	^	08/26/2036	7,526,444
9,190,836	Morgan Stanley Re-Remic Trust, Series 2010-R9-1B	7.60%	# ^	08/26/2036	4,871,143
11,293,689	Morgan Stanley Re-Remic Trust, Series 2011-R1-1A	5.94%	# ^	02/26/2037	10,164,320
7,214,699	Multi Security Asset Trust, Series 2005-RR4-A3	5.00%	^	11/28/2035	7,358,993
2,230,946	New York Mortgage Trust, Series 2005-2-A	0.52%	#	08/25/2035	1,974,187
2,983,657	Nomura Asset Acceptance Corporation, Series 2005-AP1-2A5	4.86%	#	02/25/2035	2,725,138
22,869,161	Nomura Asset Alternative Loan Trust, Series 2006-AF1-IA2	6.16%	#	05/25/2036	12,415,725
4,647,422	Nomura Asset Alternative Loan Trust, Series 2006-AF1-IA3	6.41%		05/25/2036	2,466,066
24,613,024	Nomura Asset Alternative Loan Trust, Series 2006-AP1-A2	5.52%	#	01/25/2036	16,769,419
5,000,000	Nomura Asset Alternative Loan Trust, Series 2006-AP1-A3	5.65%		01/25/2036	3,247,143
2,589,497	Nomura Asset Alternative Loan Trust, Series 2006-WF1-A2	5.76%	#	06/25/2036	1,524,296
24,132,449	Nomura Home Equity Loan Trust, Series 2006-AF1-A2	5.80%	#	10/25/2036	10,803,096
4,510,991	Nomura Home Equity Loan Trust, Series 2007-1-1A1	6.06%	#	02/25/2037	2,024,677
18,474,805	Nomura Home Equity Loan Trust, Series 2007-1-1A3	5.99%	#	02/25/2037	8,242,904
1,501,892	Option One Mortgage Loan Trust, Series 2002-2-A	0.73%	#	06/25/2032	1,224,544
7,355,924	Option One Mortgage Loan Trust, Series 2004-3-M3	0.84%	#	11/25/2034	5,967,710
2,654,471	PHH Alternative Mortgage Trust, Series 2007-2-3A1	6.00%		05/25/2037	2,191,554
1,569,787	Popular ABS Mortgage Pass-Thru Trust, Series 2005-5-AF6	5.33%	#	11/25/2035	1,311,323
7,298,933	Prime Mortgage Trust, Series 2006-1-2A5	6.00%		06/25/2036	6,707,099
6,138,518	Prime Mortgage Trust, Series 2006-DR1-2A1	5.50%	^	05/25/2035	5,306,822
2,193,677	Prudential Commercial Mortgage Trust, Series 2003-PWR1-A1	3.67%		02/11/2036	2,195,447
2,000,000	Prudential Mortgage Capital Funding, LLC, Series 2001-C1-F	7.40%	# ^	05/10/2034	1,997,734
77,577,865	RBSGC Structured Trust, Series 2008-B-A1	6.00%	^	06/25/2037	63,259,434
1,994,294	Renaissance Home Equity Loan Trust, Series 2006-1-AF6	5.75%	#	05/25/2036	1,308,395
11,300,000	Renaissance Home Equity Loan Trust, Series 2006-4-AF4	5.47%	#	01/25/2037	5,612,394
22,252,000	Renaissance Home Equity Loan Trust, Series 2006-4-AF5	5.69%	#	01/25/2037	11,372,819
18,490,000	Renaissance Home Equity Loan Trust, Series 2007-2-AF2	5.68%	#	06/25/2037	8,971,339
10,000,000	Renaissance Home Equity Loan Trust, Series 2007-2-AF5	6.20%	#	06/25/2037	5,294,485
19,425,634	Residential Accredit Loans, Inc., Series 2004-QS15-A1	5.25%		11/25/2034	17,957,231
1,437,869	Residential Accredit Loans, Inc., Series 2005-QS12-A11	49.11%	#I/F	08/25/2035	2,198,761
11,486,110	Residential Accredit Loans, Inc., Series 2005-QS13-A1	0.89%	#	09/25/2035	6,898,747
47,093,049	Residential Accredit Loans, Inc., Series 2005-QS13-A2	4.86%	#I/F I/O	09/25/2035	6,308,100
6,875,836	Residential Accredit Loans, Inc., Series 2005-QS13-A6	5.50%		09/25/2035	5,254,710
21,516,580	Residential Accredit Loans, Inc., Series 2005-QS14-2A1	6.00%		09/25/2035	15,548,440
10,950,772	Residential Accredit Loans, Inc., Series 2005-QS15-2A	6.00%		10/25/2035	6,539,637
11,552,296	Residential Accredit Loans, Inc., Series 2005-QS15-3A	6.00%		10/25/2035	8,376,986
12,497,344	Residential Accredit Loans, Inc., Series 2005-QS16-A1	0.89%	#	11/25/2035	8,276,191
12,497,344	Residential Accredit Loans, Inc., Series 2005-QS16-A2	4.61%	#I/F I/O	11/25/2035	1,363,789
5,561,841	Residential Accredit Loans, Inc., Series 2005-QS17-A1	6.00%		12/25/2035	4,260,145
4,127,877	Residential Accredit Loans, Inc., Series 2005-QS17-A10	6.00%		12/25/2035	3,020,754
17,264,572	Residential Accredit Loans, Inc., Series 2005-QS17-A11	6.00%		12/25/2035	12,634,101
12,271,114	Residential Accredit Loans, Inc., Series 2005-QS17-A2	1.04%	#	12/25/2035	7,594,095
12,271,114	Residential Accredit Loans, Inc., Series 2005-QS17-A4	4.96%	#I/F I/O	12/25/2035	1,488,022
9,873,718	Residential Accredit Loans, Inc., Series 2005-QS17-A6	6.00%		12/25/2035	7,225,523
7,679,804	Residential Accredit Loans, Inc., Series 2005-QS1-A5	5.50%		01/25/2035	7,113,798

5,061,426	Residential Accredit Loans, Inc., Series 2005-QS9-A1	0.69%	#	06/25/2035	4,026,782
12,653,566	Residential Accredit Loans, Inc., Series 2005-QS9-A4	4.81%	#I/F I/O	06/25/2035	1,335,347
4,646,710	Residential Accredit Loans, Inc., Series 2006-QS10-A4	5.75%		08/25/2036	2,926,995
5,315,075	Residential Accredit Loans, Inc., Series 2006-QS12-1A1	6.50%		09/25/2036	3,274,520
11,872,848	Residential Accredit Loans, Inc., Series 2006-QS12-2A18	5.75%		09/25/2036	7,561,472
10,045,600	Residential Accredit Loans, Inc., Series 2006-QS15-A1	6.50%		10/25/2036	6,425,573
3,713,388	Residential Accredit Loans, Inc., Series 2006-QS16-A10	6.00%		11/25/2036	2,383,425
13,204,217	Residential Accredit Loans, Inc., Series 2006-QS16-A11	6.00%		11/25/2036	8,496,583
3,854,458	Residential Accredit Loans, Inc., Series 2006-QS16-A7	6.00%		11/25/2036	2,473,971
4,165,197	Residential Accredit Loans, Inc., Series 2006-QS16-A8	6.00%		11/25/2036	2,673,428
1,648,247	Residential Accredit Loans, Inc., Series 2006-QS16-A9	6.00%		11/25/2036	1,057,921
5,118,597	Residential Accredit Loans, Inc., Series 2006-QS1-A6	41.43%	#I/F	01/25/2036	7,442,969
7,320,325	Residential Accredit Loans, Inc., Series 2006-QS4-A8	1.36%	#I/F	04/25/2036	5,270,492
22,767,893	Residential Accredit Loans, Inc., Series 2006-QS5-A3	6.00%		05/25/2036	15,664,857
28,424,466	Residential Accredit Loans, Inc., Series 2006-QS8-A1	6.00%		08/25/2036	18,653,413
49,292,174	Residential Accredit Loans, Inc., Series 2006-QS8-A5	5.36%	#I/F I/O	08/25/2036	6,406,233
17,167,050	Residential Accredit Loans, Inc., Series 2006-QS9-1A6	5.11%	#I/F I/O	07/25/2036	2,122,441
48,305,189	Residential Accredit Loans, Inc., Series 2007-QS1-1A2	5.26%	#I/F I/O	01/25/2037	7,160,616
5,128,390	Residential Accredit Loans, Inc., Series 2007-QS1-1A4	6.00%		01/25/2037	3,302,662
13,153,500	Residential Accredit Loans, Inc., Series 2007-QS1-2A10	6.00%		01/25/2037	8,589,617
2,201,898	Residential Accredit Loans, Inc., Series 2007-QS2-A6	6.25%		01/25/2037	1,443,858
13,041,903	Residential Accredit Loans, Inc., Series 2007-QS3-A4	6.25%		02/25/2037	8,389,961
10,243,019	Residential Accredit Loans, Inc., Series 2007-QS5-A1	5.50%		03/25/2037	6,550,052
4,248,688	Residential Accredit Loans, Inc., Series 2007-QS5-A5	0.49%	#	03/25/2037	1,989,335
14,110,863	Residential Accredit Loans, Inc., Series 2007-QS5-A8	6.51%	#I/F I/O	03/25/2037	2,494,959
3,753,218	Residential Accredit Loans, Inc., Series 2007-QS6-A13	52.82%	#I/F	04/25/2037	6,553,308
16,714,861	Residential Accredit Loans, Inc., Series 2007-QS6-A45	5.75%		04/25/2037	10,415,907
26,638,323	Residential Accredit Loans, Inc., Series 2007-QS6-A6	6.25%		04/25/2037	17,439,618
1,839,825	Residential Accredit Loans, Inc., Series 2007-QS6-A77	54.22%	#I/F	04/25/2037	3,257,618
14,862,353	Residential Accredit Loans, Inc., Series 2007-QS9-A33	6.50%		07/25/2037	9,547,330
3,484,913	Residential Asset Securities Corporation, Series 2006-KS4-A3	0.34%	#	01/25/2035	3,157,326
1,117,469	Residential Asset Securitization Trust, Series 2002-KS1-AI6	6.08%		06/25/2032	947,679
4,372,335	Residential Asset Securitization Trust, Series 2003-KS11-MI1	5.13%		01/25/2034	3,536,397
1,568,536	Residential Asset Securitization Trust, Series 2004-RS4-AI6	5.07%	#	04/25/2034	1,496,011
7,410,221	Residential Asset Securitization Trust, Series 2004-RS5-AI6	5.55%	#	05/25/2034	6,069,434
16,020,924	Residential Asset Securitization Trust, Series 2004-RS7-AI6	5.22%		07/25/2034	14,532,228
2,212,801	Residential Asset Securitization Trust, Series 2004-RS8-AI4	5.06%	#	06/25/2032	2,185,705
2,206,615	Residential Asset Securitization Trust, Series 2004-RS9-AI4	4.77%	#	10/25/2032	1,948,287
3,094,885	Residential Asset Securitization Trust, Series 2004-RS9-II6	4.72%	#	07/25/2034	2,567,512
4,412,850	Residential Asset Securitization Trust, Series 2004-RZ2-AI4	5.35%	#	02/25/2033	3,478,109
11,564,516	Residential Asset Securitization Trust, Series 2005-A11-2A4	6.00%		10/25/2035	6,562,863
11,527,369	Residential Asset Securitization Trust, Series 2005-A12-A7	4.81%	#I/F I/O	11/25/2035	1,274,132
8,725,792	Residential Asset Securitization Trust, Series 2005-A12-A8	0.74%	#	11/25/2035	5,977,857
9,473,226	Residential Asset Securitization Trust, Series 2005-A15-5A3	5.75%		02/25/2036	6,528,379
7,369,066	Residential Asset Securitization Trust, Series 2005-A7-A3	5.50%		06/25/2035	6,542,095
12,424,867	Residential Asset Securitization Trust, Series 2005-A8CB-A11	6.00%		07/25/2035	10,887,563
15,620,393	Residential Asset Securitization Trust, Series 2005-A8CB-A2	4.81%	#I/F I/O	07/25/2035	1,547,848
7,550,000	Residential Asset Securitization Trust, Series 2005-RS1-AI5	5.41%	#	12/25/2034	5,704,984
11,572,582	Residential Asset Securitization Trust, Series 2006-A10-A5	6.50%		09/25/2036	7,834,262
2,178,379	Residential Asset Securitization Trust, Series 2006-A1-1A3	6.00%		04/25/2036	1,630,356
16,409,838	Residential Asset Securitization Trust, Series 2006-A12-A1	6.25%		11/25/2036	11,392,866
31,379,984	Residential Asset Securitization Trust, Series 2006-A1-3A2	6.00%		04/25/2036	23,333,073
26,125,661	Residential Asset Securitization Trust, Series 2006-A14C-2A6	0.64%	#	12/25/2036	9,592,324
57,655,416	Residential Asset Securitization Trust, Series 2006-A14CB-2A7	6.36%	#I/F I/O	12/25/2036	11,509,140
8,797,694	Residential Asset Securitization Trust, Series 2006-A2-A11	6.00%		01/25/2046	6,709,794
2,383,116	Residential Asset Securitization Trust, Series 2006-A4-2A5	6.00%		05/25/2036	1,615,430
4,333,862	Residential Asset Securitization Trust, Series 2006-A8-1A1	6.00%		08/25/2036	3,384,803
13,295,755	Residential Asset Securitization Trust, Series 2006-R1-A1	27.66%	#I/F	01/25/2046	16,065,412
2,201,823	Residential Asset Securitization Trust, Series 2007-A3-1A2	44.96%	#I/F	04/25/2037	3,491,038
37,744,583	Residential Asset Securitization Trust, Series 2007-A5-1A4	5.91%	#I/F I/O	05/25/2037	6,354,806
9,747,880	Residential Asset Securitization Trust, Series 2007-A5-1A6	0.59%	#	05/25/2037	4,077,431
4,912,674	Residential Asset Securitization Trust, Series 2007-A5-2A3	6.00%		05/25/2037	3,807,406
9,598,656	Residential Asset Securitization Trust, Series 2007-A5-2A5	6.00%		05/25/2037	7,438,877
2,546,215	Residential Funding Mortgage Securities Trust, Series 2005-S9-A8	5.50%		12/25/2035	2,394,967
956,353	Residential Funding Mortgage Securities Trust, Series 2006-S5-A15	6.00%		06/25/2036	768,820
18,000,000	Residential Funding Mortgage Securities Trust, Series 2007-S1-A7	6.00%		01/25/2037	15,485,427
4,457,502	Residential Funding Mortgage Securities Trust, Series 2007-S4-A1	6.00%		04/25/2037	3,767,849
18,698,074	Residential Funding Mortgage Securities Trust, Series 2007-SA1-4A	5.90%	#	02/25/2037	15,334,515
3,000,000	Salomon Brothers Mortgage Securities, Series 2000-C3-F	7.60%	#	12/18/2033	3,000,034
698,198	Salomon Brothers Mortgage Securities, Series 2001-C1-E	6.31%	#	12/18/2035	695,419
685,777	Sequoia Mortgage Trust, Series 2003-4-2A1	0.56%	#	07/20/2033	640,952
6,517,466	Soundview Home Loan, Series 2007-1	0.28%	#	03/25/2037	6,256,806
20,755,806	Structured Asset Securities Corporation, Series 2002-BC7-M1	0.99%	#	10/25/2032	14,369,909
20,000,000	Structured Asset Securities Corporation, Series 2002-LZ3-M5	5.50%		07/01/2041	22,050,000
1,324,771	Structured Asset Securities Corporation, Series 2003-18XS-A6	4.04%	#	06/25/2033	1,334,439
38,036,971	Structured Asset Securities Corporation, Series 2004-22-A2	4.86%	#	01/25/2035	37,611,281
9,471,063	Structured Asset Securities Corporation, Series 2005-14-1A1	0.49%	#	07/25/2035	8,593,398
3,361,281	Structured Asset Securities Corporation, Series 2005-14-1A4	23.70%	#I/F	07/25/2035	3,798,306
2,379,327	Suntrust Alternative Loan Trust, Series 2005-1F-2A3	5.75%		12/25/2035	1,803,054
4,910,627	Suntrust Alternative Loan Trust, Series 2006-1F-1A3	6.00%		04/25/2036	3,036,720

3,058,174	Thornburg Mortgage Securities Trust, Series 2003-6-A2	1.19%	#	12/25/2033	2,404,011
10,000,000	TIAA Real Estate CDO, Series 2002-1	1.56%	# ^	05/22/2037	9,500,000
4,000,326	Wachovia Bank Commercial Mortgage Trust, Series 2006-C23-APB	5.45%		01/15/2045	4,053,806
3,519,550	Washington Mutual Mortgage Pass Through Certificates, Series 2002-MS9-CB1	5.84%	#	12/25/2032	3,434,039
13,871,391	Washington Mutual Mortgage Pass Through Certificates, Series 2005-1-2A	6.00%		03/25/2035	11,458,705
2,518,541	Washington Mutual Mortgage Pass Through Certificates, Series 2005-5-CB12	48.56%	#I/F	07/25/2035	3,956,390
8,155,654	Washington Mutual Mortgage Pass Through Certificates, Series 2005-5-CB6	0.79%	#	07/25/2035	5,234,588
7,766,320	Washington Mutual Mortgage Pass Through Certificates, Series 2005-6-2A7	5.50%		08/25/2035	7,480,838
2,943,023	Washington Mutual Mortgage Pass Through Certificates, Series 2005-7-3CB	6.50%		08/25/2035	2,173,823
9,136,757	Washington Mutual Mortgage Pass Through Certificates, Series 2005-9-CX	5.50%	I/O	11/25/2035	1,312,195
7,322,789	Washington Mutual Mortgage Pass Through Certificates, Series 2006-1-3A2	5.75%		02/25/2036	6,114,181
6,668,803	Washington Mutual Mortgage Pass Through Certificates, Series 2006-1-3A7	5.75%		02/25/2036	4,926,922
6,971,378	Washington Mutual Mortgage Pass Through Certificates, Series 2006-5-1A8	5.75%		07/25/2036	4,812,203
12,858,091	Washington Mutual Mortgage Pass Through Certificates, Series 2006-5-2CB1	6.00%		07/25/2036	7,953,764
23,166,204	Washington Mutual Mortgage Pass Through Certificates, Series 2006-5-2CB6	6.00%		07/25/2036	13,344,220
10,248,477	Washington Mutual Mortgage Pass Through Certificates, Series 2006-5-3A5	6.45%	#	07/25/2036	5,740,372
7,381,713	Washington Mutual Mortgage Pass Through Certificates, Series 2006-9-A7	5.93%	#	10/25/2036	4,495,843
2,322,025	Washington Mutual Mortgage Pass Through Certificates, Series 2007-4-1A4	6.00%		06/25/2037	189,830
1,275,126	Washington Mutual Mortgage Pass Through Certificates, Series 2007-5-A11	38.37%	#I/F	06/25/2037	1,861,015
6,157,791	Wells Fargo Alternative Loan Trust, Series 2007-PA1-A10	6.00%		03/25/2037	4,389,212
23,312,239	Wells Fargo Alternative Loan Trust, Series 2007-PA1-A5	6.00%		03/25/2037	16,616,731
2,834,155	Wells Fargo Alternative Loan Trust, Series 2007-PA3-1A4	5.75%		07/25/2037	2,126,085
2,170,718	Wells Fargo Mortgage Backed Securities Trust, Series 2005-4-A7	23.15%	#I/F	04/25/2035	2,363,414
8,039,063	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16-6A4	2.81%	#	10/25/2035	3,588,304
369,386	Wells Fargo Mortgage Backed Securities Trust, Series 2006-2-1A4	18.88%	#I/F	03/25/2036	422,068
7,065,957	Wells Fargo Mortgage Backed Securities Trust, Series 2006-2-3A1	5.75%		03/25/2036	6,852,664
5,219,120	Wells Fargo Mortgage Backed Securities Trust, Series 2006-3-A6	5.50%		03/25/2036	4,668,929
1,152,431	Wells Fargo Mortgage Backed Securities Trust, Series 2006-4-2A2	5.50%		04/25/2036	1,093,332
7,346,274	Wells Fargo Mortgage Backed Securities Trust, Series 2006-9-2A1	0.00%	P/O	08/25/2036	6,157,689
7,346,274	Wells Fargo Mortgage Backed Securities Trust, Series 2006-9-2A2	6.00%	I/O	08/25/2036	1,024,126
12,463,509	Wells Fargo Mortgage Backed Securities Trust, Series 2007-11-A96	6.00%		08/25/2037	11,776,545
6,041,553	Wells Fargo Mortgage Backed Securities Trust, Series 2007-2-3A2	5.25%		03/25/2037	5,812,919
9,523,387	Wells Fargo Mortgage Backed Securities Trust, Series 2007-5-1A6	23.70%	#I/F	05/25/2037	12,237,553
2,422,000	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A32	5.75%		06/25/2037	2,196,721
5,431,169	Wells Fargo Mortgage Backed Securities Trust, Series 2007-8-1A14	38.67%	#I/F	07/25/2037	8,747,661
Total Non-Agency Collateralized Mortgage Obligations (Cost $3,949,488,673)					3,865,153,529

US Government/Agency Mortgage Backed Securities - 43.4%
62,764,921	Federal Home Loan Mortgage Corporation, Pool #C03490	4.50%		08/01/2040	64,951,256
89,923,393	Federal Home Loan Mortgage Corporation, Pool #G0-1840	5.00%		07/01/2035	96,020,416
1,440,568	Federal Home Loan Mortgage Corporation, Pool #U60299	4.00%		11/01/2040	1,442,354
14,414,424	Federal Home Loan Mortgage Corporation, Series 2519-ZD	5.50%		11/15/2032	15,646,685
4,509,099	Federal Home Loan Mortgage Corporation, Series 2596-ZL	5.00%		04/15/2033	4,875,699
2,431,169	Federal Home Loan Mortgage Corporation, Series 2684-ZN	4.00%		10/15/2033	2,488,908
12,543,817	Federal Home Loan Mortgage Corporation, Series 2750-ZT	5.00%		02/15/2034	13,566,331
2,923,246	Federal Home Loan Mortgage Corporation, Series 2825-PZ	5.50%		07/15/2034	3,120,749
52,831,374	Federal Home Loan Mortgage Corporation, Series 2932-Z	5.00%		02/15/2035	55,202,790
9,037,061	Federal Home Loan Mortgage Corporation, Series 2990-JL	6.43%	#I/F I/O	03/15/2035	1,274,649
27,313,384	Federal Home Loan Mortgage Corporation, Series 3002-SN	6.28%	#I/F I/O	07/15/2035	4,372,955
999,399	Federal Home Loan Mortgage Corporation, Series 3014-SJ	10.95%	#I/F	08/15/2035	1,013,713
18,987,867	Federal Home Loan Mortgage Corporation, Series 3030-SL	5.88%	#I/F I/O	09/15/2035	2,805,421
5,367,992	Federal Home Loan Mortgage Corporation, Series 3045-DI	6.51%	#I/F I/O	10/15/2035	872,114
22,779,853	Federal Home Loan Mortgage Corporation, Series 3116-Z	5.50%		02/15/2036	25,095,072
5,906,077	Federal Home Loan Mortgage Corporation, Series 3117-ZN	4.50%		02/15/2036	6,056,778
7,045,639	Federal Home Loan Mortgage Corporation, Series 3174-PZ	5.00%		01/15/2036	7,268,102
3,834,101	Federal Home Loan Mortgage Corporation, Series 3187-JZ	5.00%		07/15/2036	4,114,790
5,276,975	Federal Home Loan Mortgage Corporation, Series 3188-ZK	5.00%		07/15/2036	5,602,295
21,854,510	Federal Home Loan Mortgage Corporation, Series 3203-SE	6.28%	#I/F I/O	08/15/2036	3,319,272
28,636,436	Federal Home Loan Mortgage Corporation, Series 3203-ZC	5.00%		07/15/2036	30,340,284
25,428,963	Federal Home Loan Mortgage Corporation, Series 3261-SA	6.21%	#I/F I/O	01/15/2037	4,010,239
49,380,462	Federal Home Loan Mortgage Corporation, Series 3275-SC	5.86%	#I/F I/O	02/15/2037	6,819,876
12,768,416	Federal Home Loan Mortgage Corporation, Series 3315-HZ	6.00%		05/15/2037	14,206,802
3,035,260	Federal Home Loan Mortgage Corporation, Series 3351-ZC	5.50%		07/15/2037	3,292,224
54,149,248	Federal Home Loan Mortgage Corporation, Series 3355-BI	5.83%	#I/F I/O	08/15/2037	7,909,846
3,107,530	Federal Home Loan Mortgage Corporation, Series 3369-Z	6.00%		09/15/2037	3,458,088
56,105,104	Federal Home Loan Mortgage Corporation, Series 3417-SI	5.96%	#I/F I/O	02/15/2038	7,451,768
17,693,903	Federal Home Loan Mortgage Corporation, Series 3423-GS	5.43%	#I/F I/O	03/15/2038	2,035,666
15,001,352	Federal Home Loan Mortgage Corporation, Series 3423-SG	5.43%	#I/F I/O	03/15/2038	1,725,891
14,100,987	Federal Home Loan Mortgage Corporation, Series 3451-S	5.81%	#I/F I/O	02/15/2037	1,924,434
25,134,389	Federal Home Loan Mortgage Corporation, Series 3455-SC	5.84%	#I/F I/O	06/15/2038	3,261,501
17,437,075	Federal Home Loan Mortgage Corporation, Series 3473-SM	5.85%	#I/F I/O	07/15/2038	2,209,609
48,807,274	Federal Home Loan Mortgage Corporation, Series 3484-SE	5.63%	#I/F I/O	08/15/2038	5,653,371
22,956,722	Federal Home Loan Mortgage Corporation, Series 3519-SD	5.35%	#I/F I/O	02/15/2038	2,922,531
14,439,195	Federal Home Loan Mortgage Corporation, Series 3524-LB	6.10%	#	06/15/2038	15,334,688
2,749,762	Federal Home Loan Mortgage Corporation, Series 3530-BF	4.50%		05/15/2039	2,585,766
31,439,474	Federal Home Loan Mortgage Corporation, Series 3545-SA	5.93%	#I/F I/O	06/15/2039	4,144,506
13,078,758	Federal Home Loan Mortgage Corporation, Series 3549-SA	5.58%	#I/F I/O	07/15/2039	1,672,578
41,519,378	Federal Home Loan Mortgage Corporation, Series 3577-LS	7.01%	#I/F I/O	08/15/2035	10,784,401
22,188,640	Federal Home Loan Mortgage Corporation, Series 3582-SA	5.78%	#I/F I/O	10/15/2049	2,542,286
11,140,980	Federal Home Loan Mortgage Corporation, Series 3583-GB	4.50%		10/15/2039	11,159,390

80,978,338	Federal Home Loan Mortgage Corporation, Series 3606-CS	6.13%	#I/F I/O	12/15/2039	12,296,804
22,692,027	Federal Home Loan Mortgage Corporation, Series 3616-SG	6.13%	#I/F I/O	03/15/2032	3,653,350
32,562,143	Federal Home Loan Mortgage Corporation, Series 3631-SE	6.18%	#I/F I/O	05/15/2039	4,594,681
40,178,759	Federal Home Loan Mortgage Corporation, Series 3641-SB	6.28%	#I/F I/O	10/15/2034	4,981,909
23,562,003	Federal Home Loan Mortgage Corporation, Series 3641-Z	5.50%		02/15/2036	25,738,520
18,368,074	Federal Home Loan Mortgage Corporation, Series 3654-ZB	5.50%		11/15/2037	19,995,172
36,797,140	Federal Home Loan Mortgage Corporation, Series 3666-VZ	5.50%		08/15/2036	40,582,134
43,172,551	Federal Home Loan Mortgage Corporation, Series 3667-SB	6.23%	#I/F I/O	05/15/2040	6,431,285
88,936,290	Federal Home Loan Mortgage Corporation, Series 3688-CM	4.00%		07/15/2029	92,444,835
47,652,082	Federal Home Loan Mortgage Corporation, Series 3702-SG	5.86%	#I/F I/O	08/15/2032	6,180,389
15,954,862	Federal Home Loan Mortgage Corporation, Series 3704-EI	5.00%	I/O	12/15/2036	3,000,958
13,382,669	Federal Home Loan Mortgage Corporation, Series 3712-SG	23.78%	#I/F	08/15/2040	16,705,620
16,471,009	Federal Home Loan Mortgage Corporation, Series 3741-SC	9.56%	#I/F	10/15/2040	15,260,189
46,189,721	Federal Home Loan Mortgage Corporation, Series 3748-CS	9.51%	#I/F	10/15/2040	42,806,430
51,700,000	Federal Home Loan Mortgage Corporation, Series 3752-BS	9.51%	#I/F	11/15/2040	47,871,656
26,342,580	Federal Home Loan Mortgage Corporation, Series 3758-SL	5.40%	#I/F	05/15/2039	24,770,605
21,700,732	Federal Home Loan Mortgage Corporation, Series 3758-SM	9.62%	#I/F	11/15/2040	18,344,427
11,763,390	Federal Home Loan Mortgage Corporation, Series 3764-S	9.46%	#I/F	11/15/2040	10,361,123
18,900,000	Federal Home Loan Mortgage Corporation, Series 3771-AL	4.00%		12/15/2030	19,114,154
18,761,630	Federal Home Loan Mortgage Corporation, Series 3779-BY	3.50%		12/15/2030	17,171,417
27,771,281	Federal Home Loan Mortgage Corporation, Series 3779-DZ	4.50%		12/15/2040	26,382,717
14,804,922	Federal Home Loan Mortgage Corporation, Series 3779-SH	9.36%	#I/F	12/15/2040	13,417,850
3,500,000	Federal Home Loan Mortgage Corporation, Series 3779-YA	3.50%		12/15/2030	3,151,385
16,903,864	Federal Home Loan Mortgage Corporation, Series 3780-BS	9.46%	#I/F	12/15/2040	15,105,063
15,000,000	Federal Home Loan Mortgage Corporation, Series 3783-AC	4.00%		01/15/2031	14,743,991
27,163,416	Federal Home Loan Mortgage Corporation, Series 3786-SG	9.06%	#I/F	01/15/2041	22,953,087
11,731,674	Federal Home Loan Mortgage Corporation, Series 3788-AY	3.50%		01/15/2031	10,616,582
19,715,635	Federal Home Loan Mortgage Corporation, Series 3793-JA	9.43%	#I/F	01/15/2041	17,152,602
8,371,374	Federal Home Loan Mortgage Corporation, Series 3796-CS	9.46%	#I/F	01/15/2041	7,055,301
11,931,220	Federal Home Loan Mortgage Corporation, Series 3798-SD	9.16%	#I/F	12/15/2040	10,603,911
58,052,206	Federal Home Loan Mortgage Corporation, Series 3806-CZ	5.50%		07/15/2034	63,879,887
18,000,000	Federal Home Loan Mortgage Corporation, Series 3808-DB	3.50%		02/15/2031	16,657,880
15,277,557	Federal Home Loan Mortgage Corporation, Series 3812-EY	3.50%		02/15/2031	14,145,837
35,500,000	Federal Home Loan Mortgage Corporation, Series 3824-EY	3.50%		03/15/2031	32,464,100
24,697,194	Federal Home Loan Mortgage Corporation, Series 3838-TS	8.35%	#I/F	04/15/2041	19,405,843
61,105,880	Federal Home Loan Mortgage Corporation, Series 3871-LZ	5.50%		06/15/2041	66,605,409
197,748,980	Federal Home Loan Mortgage Corporation, Series R003-ZA	5.50%		10/15/2035	216,316,086
24,250,000	Federal Home Loan Mortgage Corproation, Series 3779-LB	4.00%		12/15/2030	23,446,719
25,578,875	Federal National Mortgage Assocation, Series 2006-101-SA	6.39%	#I/F I/O	10/25/2036	4,328,473
9,848,022	Federal National Mortgage Assocation, Series 2006-123-LI	6.13%	#I/F I/O	01/25/2037	1,589,535
46,055,284	Federal National Mortgage Assocation, Series 2010-9-DS	5.11%	#I/F I/O	02/25/2040	4,749,212
3,217,887	Federal National Mortgage Association, Series 2002-70-QZ	5.50%		11/25/2032	3,572,715
10,358,780	Federal National Mortgage Association, Series 2002-75-ZG	5.50%		11/25/2032	11,336,806
14,605,786	Federal National Mortgage Association, Series 2003-117-KS	6.91%	#I/F I/O	08/25/2033	1,903,934
30,183,332	Federal National Mortgage Association, Series 2003-129-ZT	5.50%		01/25/2034	33,313,585
14,149,646	Federal National Mortgage Association, Series 2003-29-ZL	5.00%		04/25/2033	15,096,422
11,633,603	Federal National Mortgage Association, Series 2003-64-ZG	5.50%		07/25/2033	12,926,283
19,500,000	Federal National Mortgage Association, Series 2003-W17-1A7	5.75%		08/25/2043	21,548,171
21,588,144	Federal National Mortgage Association, Series 2004-46-PJ	5.81%	#I/F I/O	03/25/2034	3,026,131
17,406,891	Federal National Mortgage Association, Series 2004-51-XP	7.51%	#I/F I/O	07/25/2034	2,660,147
5,000,000	Federal National Mortgage Association, Series 2004-W10-AG	5.75%		08/25/2034	5,482,353
7,000,000	Federal National Mortgage Association, Series 2004-W4-A5	5.50%		06/25/2034	7,804,495
2,900,000	Federal National Mortgage Association, Series 2005-107-EG	4.50%		01/25/2026	3,100,342
1,978,712	Federal National Mortgage Association, Series 2005-37-ZK	4.50%		05/25/2035	1,923,188
49,025,809	Federal National Mortgage Association, Series 2005-87-SE	5.86%	#I/F I/O	10/25/2035	6,123,897
39,870,387	Federal National Mortgage Association, Series 2005-87-SG	6.51%	#I/F I/O	10/25/2035	6,382,834
49,825,956	Federal National Mortgage Association, Series 2006-56-SM	6.56%	#I/F I/O	07/25/2036	9,245,924
14,001,542	Federal National Mortgage Association, Series 2006-93-SN	6.41%	#I/F I/O	10/25/2036	2,003,780
11,921,553	Federal National Mortgage Association, Series 2007-116-BI	6.06%	#I/F I/O	05/25/2037	1,786,882
8,054,208	Federal National Mortgage Association, Series 2007-2-SH	31.92%	#I/F	08/25/2036	11,777,254
18,627,895	Federal National Mortgage Association, Series 2007-30-OI	6.25%	#I/F I/O	04/25/2037	3,108,882
10,262,345	Federal National Mortgage Association, Series 2007-30-SI	5.92%	#I/F I/O	04/25/2037	1,372,082
27,325,908	Federal National Mortgage Association, Series 2007-32-SG	5.91%	#I/F I/O	04/25/2037	4,171,775
20,471,642	Federal National Mortgage Association, Series 2007-75-ID	5.68%	#I/F I/O	08/25/2037	3,012,105
11,752,025	Federal National Mortgage Association, Series 2007-7-GZ	6.00%		07/25/2047	12,942,806
15,588,491	Federal National Mortgage Association, Series 2007-93-SB	3.96%	#I/F I/O	01/25/2036	963,925
15,597,325	Federal National Mortgage Association, Series 2007-9-SD	6.46%	#I/F I/O	03/25/2037	2,497,372
16,663,233	Federal National Mortgage Association, Series 2008-29-ZA	4.50%		04/25/2038	16,811,681
24,161,257	Federal National Mortgage Association, Series 2008-48-SD	5.81%	#I/F I/O	06/25/2037	3,156,538
33,288,969	Federal National Mortgage Association, Series 2008-53-LI	5.96%	#I/F I/O	07/25/2038	4,270,445
26,420,407	Federal National Mortgage Association, Series 2008-57-SE	5.81%	#I/F I/O	02/25/2037	3,461,197
22,630,346	Federal National Mortgage Association, Series 2008-61-SC	5.81%	#I/F I/O	07/25/2038	2,923,479
24,263,951	Federal National Mortgage Association, Series 2008-62-SC	5.81%	#I/F I/O	07/25/2038	2,986,955
29,697,355	Federal National Mortgage Association, Series 2008-65-SA	5.81%	#I/F I/O	08/25/2038	4,087,280
30,358,963	Federal National Mortgage Association, Series 2009-106-EZ	4.50%		01/25/2040	29,323,974
42,456,697	Federal National Mortgage Association, Series 2009-111-SE	6.06%	#I/F I/O	01/25/2040	5,632,042
2,929,735	Federal National Mortgage Association, Series 2009-16-MZ	5.00%		03/25/2029	3,087,663
77,918,315	Federal National Mortgage Association, Series 2009-42-SI	5.81%	#I/F I/O	06/25/2039	9,691,542
35,205,728	Federal National Mortgage Association, Series 2009-42-SX	5.81%	#I/F I/O	06/25/2039	4,520,841
15,729,870	Federal National Mortgage Association, Series 2009-48-WS	5.76%	#I/F I/O	07/25/2039	2,062,246

46,933,345	Federal National Mortgage Association, Series 2009-49-S	6.56%	#I/F I/O	07/25/2039	7,597,631
7,329,734	Federal National Mortgage Association, Series 2009-51-BZ	4.50%		07/25/2039	7,149,431
4,378,575	Federal National Mortgage Association, Series 2009-54-EZ	5.00%		07/25/2039	4,516,845
35,511,914	Federal National Mortgage Association, Series 2009-70-SA	5.61%	#I/F I/O	09/25/2039	4,344,290
19,471,940	Federal National Mortgage Association, Series 2009-83-Z	4.50%		10/25/2039	19,033,822
36,221,046	Federal National Mortgage Association, Series 2009-85-ES	7.04%	#I/F I/O	01/25/2036	9,486,998
5,950,063	Federal National Mortgage Association, Series 2009-94-BC	5.00%		11/25/2039	6,225,086
52,837,162	Federal National Mortgage Association, Series 2010-101-SA	4.29%	#I/F I/O	09/25/2040	5,726,048
50,868,820	Federal National Mortgage Association, Series 2010-101-ZH	4.50%		07/25/2040	47,005,826
22,597,333	Federal National Mortgage Association, Series 2010-111-S	5.76%	#I/F I/O	10/25/2050	2,988,870
38,091,014	Federal National Mortgage Association, Series 2010-117-SA	4.31%	#I/F I/O	10/25/2040	3,345,282
140,589,059	Federal National Mortgage Association, Series 2010-121-SD	4.31%	#I/F I/O	10/25/2040	15,113,324
11,527,982	Federal National Mortgage Association, Series 2010-126-SU	52.32%	#I/F	11/25/2040	20,340,009
35,272,876	Federal National Mortgage Association, Series 2010-126-SX	14.27%	#I/F	11/25/2040	36,342,625
2,754,273	Federal National Mortgage Association, Series 2010-137-VS	14.27%	#I/F	12/25/2040	2,854,861
6,470,000	Federal National Mortgage Association, Series 2010-142-AV	4.00%		11/25/2029	6,325,648
27,544,520	Federal National Mortgage Association, Series 2010-150-ZA	4.00%		01/25/2041	22,762,409
4,674,000	Federal National Mortgage Association, Series 2010-153-VB	4.00%		05/25/2027	4,600,192
12,120,198	Federal National Mortgage Association, Series 2010-155-SA	9.51%	#I/F	01/25/2041	10,493,106
82,930,956	Federal National Mortgage Association, Series 2010-16-SA	5.26%	#I/F I/O	03/25/2040	11,389,116
2,931,270	Federal National Mortgage Association, Series 2010-21-DZ	5.00%		03/25/2040	3,013,593
45,381,625	Federal National Mortgage Association, Series 2010-21-KS	4.76%	#I/F I/O	03/25/2040	4,207,335
12,709,546	Federal National Mortgage Association, Series 2010-2-GS	6.26%	#I/F I/O	12/25/2049	1,659,471
29,962,256	Federal National Mortgage Association, Series 2010-2-MS	6.06%	#I/F I/O	02/25/2050	3,988,480
68,969,419	Federal National Mortgage Association, Series 2010-31-SA	4.81%	#I/F I/O	04/25/2040	7,813,711
20,552,088	Federal National Mortgage Association, Series 2010-31-VZ	4.00%		04/25/2040	18,747,826
72,374,012	Federal National Mortgage Association, Series 2010-34-PS	4.74%	#I/F I/O	04/25/2040	8,200,012
15,682,919	Federal National Mortgage Association, Series 2010-35-ES	6.26%	#I/F I/O	04/25/2040	2,108,285
27,010,504	Federal National Mortgage Association, Series 2010-35-SV	6.26%	#I/F I/O	04/25/2040	3,742,635
724,787	Federal National Mortgage Association, Series 2010-39-LS	19.26%	#I/F	05/25/2040	768,073
34,443,069	Federal National Mortgage Association, Series 2010-46-MS	4.76%	#I/F I/O	05/25/2040	3,430,946
15,322,805	Federal National Mortgage Association, Series 2010-4-SK	6.04%	#I/F I/O	02/25/2040	2,213,205
37,047,390	Federal National Mortgage Association, Series 2010-59-MS	5.58%	#I/F I/O	06/25/2040	4,922,698
80,586,418	Federal National Mortgage Association, Series 2010-59-PS	6.26%	#I/F I/O	03/25/2039	12,538,884
56,255,445	Federal National Mortgage Association, Series 2010-59-SC	4.81%	#I/F I/O	01/25/2040	5,819,018
8,264,892	Federal National Mortgage Association, Series 2010-60-VZ	5.00%		10/25/2039	8,681,563
11,491,203	Federal National Mortgage Association, Series 2010-64-EZ	5.00%		06/25/2040	11,854,423
41,681,288	Federal National Mortgage Association, Series 2010-84-ZD	4.50%		08/25/2040	40,218,779
29,560,369	Federal National Mortgage Association, Series 2010-84-ZG	4.50%		08/25/2040	28,715,176
17,166,780	Federal National Mortgage Association, Series 2010-90-SA	5.66%	#I/F I/O	08/25/2040	2,163,208
36,590,826	Federal National Mortgage Association, Series 2010-99-SG	23.78%	#I/F	09/25/2040	45,140,825
9,500,000	Federal National Mortgage Association, Series 2011-11-SC	9.13%	#I/F	03/25/2041	8,075,000
29,468,622	Federal National Mortgage Association, Series 2011-14-US	7.82%	#I/F	03/25/2041	25,683,183
29,500,000	Federal National Mortgage Association, Series 2011-16-AL	3.50%		03/25/2031	26,915,089
38,800,000	Federal National Mortgage Association, Series 2011-17-NY	3.50%		03/25/2031	35,117,442
19,270,089	Federal National Mortgage Association, Series 2011-17-SA	6.28%	#I/F I/O	03/25/2041	3,705,856
27,500,000	Federal National Mortgage Association, Series 2011-18-S	9.11%	#I/F	03/25/2041	23,344,538
11,931,471	Federal National Mortgage Association, Series 2011-23-KS	8.93%	#I/F	02/25/2041	10,022,436
11,000,000	Federal National Mortgage Association, Series 2011-25-KY	3.00%		04/25/2026	10,098,552
19,988,903	Federal National Mortgage Association, Series 2011-27-BS	8.58%	#I/F	04/25/2041	16,221,198
56,000,000	Federal National Mortgage Association, Series 2011-29-AL	3.50%		04/25/2031	51,284,122
9,999,038	Federal National Mortgage Association, Series 2011-2-SC	9.11%	#I/F	02/25/2041	8,588,432
10,000,000	Federal National Mortgage Association, Series 2011-2-VD	4.00%		07/25/2027	9,838,284
14,401,078	Federal National Mortgage Association, Series 2011-38-SC	8.53%	#I/F	05/25/2041	11,808,884
8,748,233	Federal National Mortgage Association, Series 2011-39-CB	3.00%		05/25/2026	7,961,049
21,787,531	Federal National Mortgage Association, Series 2011-8-AV	4.00%		01/25/2030	21,272,302
7,167,667	Federal National Mortgage Association, Series 2011-8-HS	9.23%	#I/F	02/25/2041	6,164,194
72,459,928	Federal National Mortgage Association, Series 400-S4-BZ	5.26%	#I/F I/O	11/25/2039	10,097,905
94,516,416	Federal National Mortgage Association Pass-Thru, Pool #555743	5.00%		09/01/2033	101,029,663
68,467,046	Federal National Mortgage Association Pass-Thru, Pool #735382	5.00%		04/01/2035	73,153,105
10,533,719	Federal National Mortgage Association Pass-Thru, Pool #745571	4.00%		01/01/2019	11,149,882
3,689,738	Federal National Mortgage Association Pass-Thru, Pool #888695	5.00%		08/01/2037	3,930,742
11,317,722	Federal National Mortgage Association Pass-Thru, Pool #888968	5.00%		08/01/2035	12,092,336
4,858,844	Federal National Mortgage Association Pass-Thru, Pool #931104	5.00%		05/01/2039	5,213,552
3,605,857	Federal National Mortgage Association Pass-Thru, Pool #975116	5.00%		05/01/2038	3,838,003
192,514,320	Federal National Mortgage Association Pass-Thru, Pool #995849	5.00%		08/01/2036	205,780,729
4,622,040	Federal National Mortgage Association Pass-Thru, Pool #AB2370	4.50%		09/01/2035	4,758,487
3,652,095	Federal National Mortgage Association Pass-Thru, Pool #AC1032	5.00%		06/01/2040	3,855,832
4,378,712	Federal National Mortgage Association Pass-Thru, Pool #AD2177	4.50%		06/01/2030	4,580,499
8,442,422	Federal National Mortgage Association Pass-Thru, Pool #AD6438	5.00%		06/01/2040	8,988,583
3,760,663	Federal National Mortgage Association Pass-Thru, Pool #AD7018	5.00%		04/01/2040	3,970,456
4,513,672	Federal National Mortgage Association Pass-Thru, Pool #AD7859	5.00%		06/01/2040	4,805,672
23,129,045	Federal National Mortgage Association Pass-Thru, Pool #AH1140	4.50%		12/01/2040	23,811,840
47,964,485	Federal National Mortgage Association Pass-Thru, Pool #AH4437	4.00%		01/01/2041	47,777,365
64,392,716	Federal National Mortgage Association Pass-Thru, Pool #AH9323	4.00%		04/01/2026	67,193,434
2,075,305	Federal National Mortgage Association Pass-Thru, Pool #MA0315	4.50%		01/01/2025	2,186,322
17,377,025	Federal National Mortgage Association Pass-Thru, Pool #MA0406	4.50%		05/01/2030	18,177,821
2,620,893	Federal National Mortgage Association Pass-Thru, Pool #MA0445	5.00%		06/01/2040	2,767,103
6,492,344	Federal National Mortgage Association Pass-Thru, Pool #MA0459	4.00%		07/01/2020	6,866,022
8,594,065	Federal National Mortgage Association Pass-Thru, Pool #MA0468	5.00%		07/01/2040	9,073,496

20,629,501	Federal National Mortgage Association Pass-Thru, Pool #MA0502	4.00%		08/01/2020	21,816,870
8,929,466	Federal National Mortgage Association Pass-Thru, Pool #MA0517	4.00%		09/01/2020	9,448,776
22,876,415	Federal National Mortgage Association Pass-Thru, Pool #MA0534	4.00%		10/01/2030	23,366,229
47,391,758	Federal National Mortgage Association Pass-Thru, Pool #MA0536	4.00%		10/01/2020	50,119,477
53,744,218	Federal National Mortgage Association Pass-Thru, Pool #MA0580	4.00%		11/01/2020	56,837,564
3,892,499	Federal National Mortgage Association Pass-Thru, Pool #MA0587	4.00%		12/01/2030	3,975,843
49,461,439	Federal National Mortgage Association Pass-Thru, Pool #MA0616	4.00%		01/01/2031	50,520,472
22,136,145	Government National Mortgage Assocation, Series 2008-43-SH	6.14%	#I/F I/O	05/20/2038	3,119,549
14,700,000	Government National Mortgage Association, Series 2003-67-SP	6.89%	#I/F I/O	08/20/2033	4,838,040
13,780,391	Government National Mortgage Association, Series 2003-86-ZK	5.00%		10/20/2033	14,886,835
5,473,331	Government National Mortgage Association, Series 2004-49-Z	6.00%		06/20/2034	6,389,021
6,500,000	Government National Mortgage Association, Series 2004-80-PH	5.00%		07/20/2034	7,071,550
32,387,969	Government National Mortgage Association, Series 2004-83-CS	5.87%	#I/F I/O	10/20/2034	4,744,967
2,731,902	Government National Mortgage Association, Series 2005-21-Z	5.00%		03/20/2035	2,924,306
17,880,691	Government National Mortgage Association, Series 2005-39-ZB	5.00%		07/20/2034	18,974,467
1,932,409	Government National Mortgage Association, Series 2006-24-CX	38.41%	#	05/20/2036	3,036,895
63,426,886	Government National Mortgage Association, Series 2007-26-SJ	4.48%	#I/F I/O	04/20/2037	5,665,055
21,402,531	Government National Mortgage Association, Series 2008-2-SM	6.30%	#I/F I/O	01/16/2038	3,325,221
40,831,476	Government National Mortgage Association, Series 2008-42-AI	7.47%	#I/F I/O	05/16/2038	7,652,872
25,059,626	Government National Mortgage Association, Series 2008-51-SC	6.04%	#I/F I/O	06/20/2038	3,152,566
12,987,057	Government National Mortgage Association, Series 2008-51-SE	6.05%	#I/F I/O	06/16/2038	1,801,724
9,755,962	Government National Mortgage Association, Series 2008-82-SM	5.84%	#I/F I/O	09/20/2038	1,233,004
11,844,700	Government National Mortgage Association, Series 2008-83-SD	6.34%	#I/F I/O	11/16/2036	1,985,757
22,434,462	Government National Mortgage Association, Series 2009-10-NS	6.43%	#I/F I/O	02/16/2039	3,850,223
12,500,000	Government National Mortgage Association, Series 2009-24-SN	5.90%	#I/F I/O	09/20/2038	2,229,024
1,792,087	Government National Mortgage Association, Series 2009-31-ZM	4.50%		08/20/2038	1,498,031
4,356,797	Government National Mortgage Association, Series 2009-41-ZQ	4.50%		06/16/2039	4,040,973
13,811,767	Government National Mortgage Association, Series 2009-48-Z	5.00%		06/16/2039	14,726,486
25,458,218	Government National Mortgage Association, Series 2009-69-TS	5.98%	#I/F I/O	04/16/2039	3,368,726
36,835,053	Government National Mortgage Association, Series 2009-87-IG	6.53%	#I/F I/O	03/20/2037	5,608,457
23,472,879	Government National Mortgage Association, Series 2010-166-SJ	9.38%	#I/F	12/20/2040	20,069,311
9,151,806	Government National Mortgage Association, Series 2010-25-ZB	4.50%		02/16/2040	8,553,826
36,772,325	Government National Mortgage Association, Series 2010-42-ES	5.47%	#I/F I/O	04/20/2040	6,105,886
17,696,955	Government National Mortgage Association, Series 2010-61-AS	6.35%	#I/F I/O	09/20/2039	2,545,741
7,035,446	Government National Mortgage Association, Series 2010-62-ZG	5.50%		05/16/2040	7,671,389
15,000,000	Government National Mortgage Association, Series 2011-12-PO	0.00%	P/O	12/20/2040	7,923,476
13,654,610	Government National Mortgage Association, Series 2011-14-SM	9.27%	#I/F	08/16/2040	12,601,053
7,833,334	Government National Mortgage Association, Series 2011-18-SN	9.11%	#I/F	12/20/2040	6,552,494
8,333,334	Government National Mortgage Association, Series 2011-18-YS	9.11%	#I/F	12/20/2040	6,961,579
58,859,456	Government National Mortgage Association, Series 2011-72-SK	5.96%	#I/F I/O	05/20/2041	7,609,768
Total US Government /Agency Mortgage Backed Securities (Cost $3,456,117,639)					3,590,325,673

Short Term Investments - 10.7%
20,000,000	Fannie Mae Discount Note	0.00%		07/12/2011	19,999,756
25,000,000	Fannie Mae Discount Note	0.00%		07/19/2011	24,999,625
25,000,000	Fannie Mae Discount Note	0.00%		07/05/2011	24,999,806
72,500,000	Fannie Mae Discount Note	0.00%		07/08/2011	72,499,436
11,000,000	Fannie Mae Discount Note	0.00%		09/21/2011	10,999,494
50,000,000	Fannie Mae Discount Note	0.00%		09/22/2011	49,997,700
15,000,000	Fannie Mae Discount Note	0.00%		07/20/2011	14,999,683
10,000,000	Fannie Mae Discount Note	0.00%		07/25/2011	9,999,733
20,000,000	Federal Home Loan Discount Note	0.00%		07/08/2011	19,999,844
50,000,000	Federal Home Loan Discount Note	0.00%		08/24/2011	49,995,313
10,000,000	Federal Home Loan Discount Note	0.00%		07/20/2011	9,999,736
60,000,000	Federal Home Loan Discount Note	0.00%		08/12/2011	59,996,675
50,000,000	Federal Home Loan Discount Note	0.00%		07/27/2011	49,998,194
25,000,000	Federal Home Loan Discount Note	0.00%		08/01/2011	24,999,139
70,000,000	Federal Home Loan Discount Note	0.00%		07/13/2011	69,998,908
18,300,000	Federal Home Loan Discount Note	0.00%		08/10/2011	18,298,760
25,000,000	Federal Home Loan Discount Note	0.00%		09/19/2011	24,998,900
25,000,000	Federal National Mortgage Association	0.00%		08/22/2011	24,998,375
50,000,000	Federal National Mortgage Association	0.00%		09/15/2011	49,997,900
50,000,000	Federal National Mortgage Association	0.00%		08/17/2011	49,996,083
20,000,000	Federal National Mortgage Association, Debt Facility	0.11%	#	08/11/2011	20,000,660
11,988,626	Fidelity Institutional Government Portfolio	0.01%	1		11,988,626
9,600,000	Freddie Mac Discount Note	0.00%		09/19/2011	9,599,578
25,000,000	Freddie Mac Discount Note	0.00%		08/08/2011	24,998,813
38,700,000	Freddie Mac Discount Note	0.00%		07/22/2011	38,698,871
25,000,000	Freddie Mac Discount Note	0.00%		10/05/2011	24,998,000
50,000,000	Freddie Mac Discount Note	0.00%		07/13/2011	49,999,333
25,000,000	Freddie Mac Discount Note	0.00%		10/13/2011	24,997,825
Total Short Term Investments (Cost $887,042,420)					887,054,766

Total Investments - 100.8% (Cost $8,292,648,732)					8,342,533,968
Liabilities in Excess of Other Assets - (0.8)%					(64,749,729)
NET ASSETS - 100.0%					8,277,784,239

#	Variable rate security. Rate disclosed as of June 30, 2011.

^
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by the Fund's Board of Trustees.  At June 30, 2011, the value of these securities amounted to $842,677,966 or 10.2% of net assets.

	1	Seven-day yield as of June 30, 2011
	I/O	Interest only security
	P/O	Prinicpal only security
	I/F	Inverse floating rate security whose interest rate moves in the opposite direction of prevailing interest rates

As of June 30, 2011, the cost basis of invesments for income tax purposes were as follows+:

Tax Cost of Investments			$ 8,292,648,732
Gross Tax Unrealized Appreciation			205,150,342
Gross Tax Unrealized Depreciation			(155,265,106)
Net Tax Unrealized Appreciation (Depreciation)			$ 49,885,236

+
Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements.

DoubleLine Core Fixed Income Fund
Schedule of Investments
June 30, 2011 (Unaudited)

Principal Amount	Security Description	Rate		Maturity	Value $
Non-Agency Collateralized Mortgage Obligations - 23.0%
167,662	Adjustable Rate Mortgage Trust, Series 2007-3	3.66%	# ^	11/25/2037	81,982
250,000	Banc of America Commercial Mortgage, Inc., Series 2001-3-H	6.56%	^	04/11/2037	250,861
373,010	Bear Stearns Asset Backed Securities Trust, Series 2007-SD1-IA3A	6.50%		10/25/2036	290,802
1,000,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2001-TOP2-C	6.83%	#	02/15/2035	995,789
440,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2005-PWR10-AM	5.45%	#	12/15/2015	442,278
400,000	CD Mortgage Trust, Series 2006-CD3-AM	5.65%		10/15/2048	391,766
100,000	CD Mortgage Trust, Series 2007-CD4-ASB	5.28%		12/11/2049	105,528
482,364	Citi Mortgage Alternative Loan Trust, Series 2006-A2-A2	6.00%		05/25/2036	339,959
219,914	Citi Mortgage Alternative Loan Trust, Series 2006-A5-A3	6.00%		10/25/2036	185,773
452,608	Citi Mortgage Alternative Loan Trust, Series 2007-A1-1A7	6.00%		01/25/2037	331,568
431,756	Citicorp Mortgage Securities, Inc., Series 2005-1-1A4	5.50%		02/25/2035	430,066
1,042,422	Citigroup Mortgage Loan Trust Inc., Series 2006-WF2-A2C	5.85%	#	05/25/2036	662,355
3,000,000	Citigroup Mortgage Loan Trust, Inc., Series 2010-8-5A4	12.57%	# ^	11/25/2036	2,316,000
250,000	Commercial Mortgage Pass-Through Certificates, Series 2001-J1A-G	6.83%	# ^	02/16/2034	251,979
315,000	Commercial Mortgage Pass-Through Certificates, Series 2006-C7-AM	5.79%	#	06/10/2046	324,737
150,000	Commercial Mortgage Trust, Series 1999-C1	7.23%	#	01/17/2032	163,947
649,071	Countrywide Alternative Loan Trust, Series 2005-20CB-1A1	5.50%		07/25/2035	528,018
461,166	Countrywide Alternative Loan Trust, Series 2005-28CB-3A6	6.00%		08/25/2035	308,109
793,190	Countrywide Alternative Loan Trust, Series 2005-J10-1A13	0.89%	#	10/25/2035	545,977
1,098,123	Countrywide Alternative Loan Trust, Series 2006-26CB	6.50%		09/25/2036	780,363
344,880	Countrywide Alternative Loan Trust, Series 2007-17CB-1A10	29.05%	#I/F	08/25/2037	448,562
1,197,360	Countrywide Alternative Loan Trust, Series 2007-4CB-2A1	7.00%		03/25/2037	509,753
264,519	Countrywide Asset-Backed Certificates, Series 2005-13-AF3	5.43%		02/25/2033	219,941
880,140	Countrywide Home Loans Mortgage Pass Through Trust, Series 2002-32-2A6	5.00%		01/25/2018	900,927
1,632,793	Countrywide Home Loans Mortgage Pass Through Trust, Series 2005-28-A7	5.25%		01/25/2019	1,386,796
1,245,000	Countrywide Home Loans Mortgage Pass Through Trust, Series 2007-15-1A16	6.25%		09/25/2037	1,055,921
480,000	Credit Suisse First Boston Commercial Mortgage Pass-Through Certificates, Series 2006-C3	6.01%	#	06/15/2038	485,980
292,136	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-10-5A5	5.50%		11/25/2035	222,925
982,925	Credit Suisse Mortgage Capital Certificates, Series 2006-4-7A1	5.50%		05/25/2021	946,744
493,860	Credit Suisse Mortgage Capital Certificates, Series 2007-1-3A1	6.00%		02/25/2022	383,671
3,119,514	Credit Suisse Mortgage Capital Certificates, Series 2007-2-2A1	5.00%		03/25/2037	3,003,557
388,500	Deutsche Mortgage Securities, Inc., Series 2006-PR1-4A12	14.19%	# ^I/F	04/15/2036	434,270
2,369,337	Deutsche Mortgage Securities, Inc., Series 2006-PR1-5A14	11.82%	# ^I/F	04/15/2036	2,482,621
1,169,958	First Horizon Alternative Mortgage Securities, Series 2006-FA2-1A5	6.00%		05/25/2036	882,386
316,625	First Horizon Alternative Mortgage Securities, Series 2006-RE1-A1	5.50%		05/25/2035	276,181
235,000	First Union Commercial Mortgage Securities, Inc., Series 2000-C2-G	8.67%	#	10/15/2032	234,650
312,362,970	GE Capital Commercial Mortgage Corporation, Series 2005-C3-XP	0.09%	# I/O	07/10/2045	528,643
100,000	Greenwich Capital Commercial Funding Corporation, Series 2004-FL2-P	0.66%	# ^	11/05/2019	99,801
270,000	Greenwich Capital Commercial Funding Corporation, Series 2007-GG9-A4	5.44%		03/10/2039	290,006
300,000	Greenwish Capital Commercial Funding Corporation, Series 2004-FL2A-G	0.55%	# ^	11/05/2019	299,725
250,000	GS Mortgage Securities Corporation II, Series 2006-GG6-AM	5.62%	#	04/10/2038	249,173
21,341,798	GS Mortgage Securities Corporation II, Series 2006-GG6-XC	0.09%	# ^ I/O	04/10/2038	43,093
235,000	GS Mortgage Securities Trust, Series 2007-GG10-A4	5.81%	#	08/10/2045	252,674
2,407,491	GSAA Home Equity Trust, Series 2005-7-AF5	4.61%	#	05/25/2035	2,125,226
204,249	GSAA Home Equity Trust, Series 2006-4-4A1	0.29%	#	03/25/2036	188,246
3,013,886	GSAA Home Equity Trust, Series 2007-10-A2A	6.50%		11/25/2037	2,082,678
40,124	GSR Mortgage Loan Trust, Series 2005-6F-3A16	5.50%		07/25/2035	39,587
750,120	GSR Mortgage Loan Trust, Series 2006-2F-5A1	4.50%		01/25/2021	693,594
835,450	HSI Asset Loan Obligation, Series 2006-2-2A1	5.50%		12/25/2021	778,214
500,000	JP Morgan Alternative Loan Trust, Series 2006-S2-A4	6.19%	#	05/25/2036	264,133
100,000	JP Morgan Chase, Series 2007-CIBC19-A4	5.74%	#	02/12/2049	108,682
204,154	Jp Morgan Chase Commercial Mortgage Securities Trust, Series 2002-C2-A1	4.33%		12/12/2034	204,921
147,125	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2001-CBC1-E	7.07%	#	03/15/2033	146,837
1,000,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2004-C3-A4	4.66%		01/15/2042	1,014,533
12,050,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2009-IWST	0.29%	# ^ I/O	12/07/2027	282,128
911,971	JP Morgan Commercial Mortgage Certificates, Series 2006-CIBC16-X2	0.71%	# I/O	05/12/2045	9,741
10,214,915	JP Morgan Commercial Mortgage Certificates, Series 2006-LDP8	0.56%	# I/O	05/15/2045	222,852
975,277	JP Morgan Mortgage Trust, Series 2007-S3-1A7	6.00%		08/25/2037	784,233
216,839	LB-UBS Commercial Mortgage Trust, Series 2004-C4-A3	5.35%	#	06/15/2029	224,669
129,245	Lehman Mortgage Trust, Series 2006-9-1A19	29.83%	#I/F	01/25/2037	163,760
2,333,878	Lehman Mortgage Trust, Series 2007-10-2A1	6.50%		01/25/2038	1,974,190
474,898	Lehman Mortgage Trust, Series 2007-2-1A1	5.75%		03/25/2037	344,986
293,007	MASTR Alternative Loans Trust, Series 2005-2-3A1	6.00%		03/25/2035	294,200
125,688	MASTR Alternative Loans Trust, Series 2007-1-2A7	6.00%		10/25/2036	107,958
868,340	MASTR Asset Securitization Trust, Series 2003-2-30B2	5.75%		04/25/2033	868,207

907,293	MASTR Asset Securitization Trust, Series 2005-1-2A5	5.00%		05/25/2035	913,244
1,874,174	ML-CFC Commercial Mortgage Trust, Series 2006-4-A2FL	0.32%	#	12/12/2049	1,845,937
10,751,783	Morgan Stanley Capital, Inc., Series 2004-HQ4-X2	0.51%	# ^ I/O	04/14/2040	54,950
34,841,785	Morgan Stanley Capital, Inc., Series 2005-IQ9-X2	1.21%	# ^ I/O	07/15/2056	204,378
92,525	Morgan Stanley Capital, Inc., Series 2007-HQ12-A2	0.47%	#	04/12/2049	86,473
185,051	Morgan Stanley Capital, Inc., Series 2007-HQ12-A2	5.59%	#	04/12/2049	188,049
364,141	Nomura Asset Alternative Loan Trust, Series 2006-AP1-A2	5.52%	#	01/25/2036	248,098
1,000,000	Nomura Asset Securities Corporation, Series 1998-D6-A4	7.89%	#	03/15/2030	1,089,932
815,247	Nomura Home Equity Loan Trust, Series 2006-AF1-A2	5.80%	#	10/25/2036	364,952
1,503,664	Nomura Home Equity Loan Trust, Series 2007-1-1A1	6.06%	#	02/25/2037	674,892
853,772	N-Star Real Estate CDO II Ltd., Series 2004-2-A1	0.54%	# ^	06/28/2039	800,412
437,318	Option One Mortgage Loan Trust, Series 2004-3-M3	0.84%	#	11/25/2034	354,787
1,101,084	Residential Accredit Loans, Inc., Series 2004-QS15-A1	5.25%		11/25/2034	1,017,852
1,201,267	Residential Accredit Loans, Inc., Series 2005-QS14-3A3	6.00%		09/25/2035	1,023,084
440,949	Residential Accredit Loans, Inc., Series 2005-QS1-A5	5.50%		01/25/2035	408,451
1,228,205	Residential Accredit Loans, Inc., Series 2006-QS10-A4	5.75%		08/25/2036	773,655
2,788,264	Residential Accredit Loans, Inc., Series 2006-QS6-1A15	6.00%		06/25/2036	1,800,227
1,175,341	Residential Accredit Loans, Inc., Series 2006-QS6-2A1	6.00%		06/25/2021	1,060,001
847,732	Residential Asset Securitization Trust, Series 2005-A10-A3	5.50%		09/25/2035	708,674
578,226	Residential Asset Securitization Trust, Series 2005-A11-2A4	6.00%		10/25/2035	328,143
227,909	Residential Asset Securitization Trust, Series 2005-A7-A3	5.50%		06/25/2035	202,333
550,000	Residential Asset Securitization Trust, Series 2005-RS1-AI5	5.41%	#	12/25/2034	415,595
326,945	Residential Asset Securitization Trust, Series 2006-R1-A1	27.66%	#I/F	01/25/2046	395,051
521,025	Residential Funding Mortgage Securities Trust, Series 2006-S10-1A2	6.00%		10/25/2036	445,289
3,203,197	Structured Asset Securities Corporation, Series 2005-RF1-A	0.54%	# ^	03/25/2035	2,711,256
3,203,197	Structured Asset Securities Corporation, Series 2005-RF1-AIO	5.53%	# ^ I/O	03/25/2035	510,674
2,653,170	Structured Asset Securities Corporation, Series 2006-4-7A1	5.12%	#	05/25/2036	2,449,721
124,850,283	Wachovia Bank Commercial Mortgage Trust, Series 2006-C27-XC	0.14%	# ^ I/O	07/15/2045	1,025,982
21,023,973	Wachovia Bank Commercial Mortgage Trust, Series 2006-C29-IO	0.38%	# I/O	11/15/2048	374,490
275,406	Washington Mutual Mortgage Pass Through Certificates, Series 2005-1-2A	6.00%		03/25/2035	227,504
410,378	Washington Mutual Mortgage Pass Through Certificates, Series 2007-5-A11	38.37%	#I/F	06/25/2037	598,936
2,142,156	Wells Fargo Mortgage Backed Securities Trust, Series 2005-17-1A1	5.50%		01/25/2036	2,012,663
392,246	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR14-A6	5.36%	#	08/25/2035	264,445
446,615	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16-6A4	2.81%	#	10/25/2035	199,350
1,256,378	Wells Fargo Mortgage Backed Securities Trust, Series 2006-11-A19	6.00%		09/25/2036	1,256,634
2,279,949	Wells Fargo Mortgage Backed Securities Trust, Series 2006-2-3A1	5.75%		03/25/2036	2,211,126
1,287,502	Wells Fargo Mortgage Backed Securities Trust, Series 2007-10-1A36	6.00%		07/25/2037	1,196,106
795,543	Wells Fargo Mortgage Backed Securities Trust, Series 2007-11-A96	6.00%		08/25/2037	751,694
709,031	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A1	6.00%		06/25/2037	668,863
Total Non-Agency Collateralized Mortgage Obligations (Cost $71,029,359)					70,153,335

US Corporate Bonds - 17.8%
577,000	3M Company, Series D	5.70%		03/15/2037	635,552
650,000	Alcoa, Inc.	5.40%		04/15/2021	653,236
100,000	Alere, Inc.	8.63%		10/01/2018	102,500
825,000	Altria Group, Inc.	9.25%		08/06/2019	1,077,380

1,250,000	American Express Credit Corporation	2.75%		09/15/2015	1,250,858
1,200,000	American Tower Corporation	4.50%		01/15/2018	1,201,122
625,000	Anheuser Burch Inbev Worldwide	3.63%		04/15/2015	661,816
500,000	Anheuser Busch Inbev Worldwide	4.13%		01/15/2015	538,175
600,000	Applied Material, Inc.	2.65%		06/15/2016	602,983
100,000	Arch Coal Inc.	7.00%	^	06/15/2019	100,250
550,000	Arrow Electronics, Inc.	3.38%		11/01/2015	557,768
754,000	AT&T, Inc.	5.35%		09/01/2040	717,252
200,000	BE Aerospace, Inc.	6.88%		10/01/2020	210,500
1,275,000	Berkshire Hathaway, Inc.	3.20%		02/11/2015	1,330,001
450,000	Biogen Idec, Inc.	6.88%		03/01/2018	526,231
100,000	Blue Merger Sub, Inc.	7.63%	^	02/15/2019	101,500
575,000	Boeing Company	6.88%		03/15/2039	707,513
750,000	Boston Properties Ltd. Partnership	4.13%		05/15/2021	719,223
100,000	Calpine Corporation	7.88%	^	07/31/2020	105,000
100,000	CCO Holdings LLC	6.50%		04/30/2021	99,125
1,020,000	Celgene Corporation	3.95%		10/15/2020	986,506
100,000	Cinemark USA, Inc.	7.38%	^	06/15/2021	100,000
800,000	Citigroup, Inc.	6.00%		12/13/2013	870,320
850,000	Comcast Corporation	5.85%		11/15/2015	964,904
500,000	ConocoPhillips Company	6.50%		02/01/2039	586,094
100,000	Constellation Brands, Inc.	7.25%		05/15/2017	109,250
100,000	Copano Energy LLC	7.13%		04/01/2021	99,000
200,000	Credit Suisse USA, Inc.	4.88%		01/15/2015	215,846
350,000	Credit Suisse USA, Inc.	5.38%		03/02/2016	389,199
100,000	Cricket Communications, Inc.	7.75%		10/15/2020	98,250
200,000	Crown Castle International Corporation	9.00%		01/15/2015	218,000
900,000	Daimler Finance North America LLC	6.50%		11/15/2013	1,001,791
100,000	Delphi Corp.	5.88%	^	05/15/2019	98,500
950,000	Devon Energy Corporation	6.30%		01/15/2019	1,118,922
100,000	DineEquity, Inc.	9.50%	^	10/30/2018	109,000
500,000	DIRECTV Holdings LLC	5.00%		03/01/2021	518,859
100,000	EchoStar DBS Corporation	7.75%		05/31/2015	108,750
200,000	El Paso Corporation	7.00%		06/15/2017	227,275
100,000	Felcor Escrow Holdings	6.75%	^	06/01/2019	96,500
125,000	First Data Corporation	11.25%		03/31/2016	123,750
200,000	Forest Oil Corporation	7.25%		06/15/2019	205,000
200,000	Frontier Communications Corporation	8.50%		04/15/2020	219,000
1,300,000	General Electric Capital Corporation, Series A	3.75%		11/14/2014	1,377,148
500,000	Halliburton Company	6.15%		09/15/2019	581,901
100,000	Hertz Corporation	7.50%	^	10/15/2018	103,500
100,000	Huntsman International LLC	5.50%		06/30/2016	98,875
95,000	Interpublic Group of Companies, Inc.	10.00%		07/15/2017	112,813
1,200,000	JP Morgan Chase & Company	4.95%		03/25/2020	1,241,750
551,000	Kellogg Company	7.45%		04/01/2031	697,690
600,000	Kinder Morgan Energy Partners, LP	6.95%		01/15/2038	653,720
500,000	Kraft Foods, Inc.	5.38%		02/10/2020	547,548
1,000,000	Kroger Company	5.50%		02/01/2013	1,069,215
100,000	LINN Energy LLC	6.50%	^	05/15/2019	99,250
600,000	Marathon Petroleum Corporation	5.13%	^	03/01/2021	618,000
650,000	Metlife, Inc.	5.70%		06/15/2035	653,870
100,000	Michaels Stores, Inc.	7.75%	^	11/01/2018	100,750
50,000	MidAmerican Energy Holdings Company	6.50%		09/15/2037	56,558
850,000	MidAmerican Energy Holdings Company	5.95%		05/15/2037	897,042
1,050,000	Morgan Stanley	6.00%		04/28/2015	1,139,244
1,000,000	Motorola, Inc.	6.00%		11/15/2017	1,139,403
983,000	National Rural Utilities Cooperative Finance Corporation	10.38%		11/01/2018	1,363,261
1,000,000	News America, Inc.	6.65%		11/15/2037	1,075,142
500,000	Omnicom Group, Inc.	4.45%		08/15/2020	496,910
600,000	ONEOK Partners LP	6.13%		02/01/2041	613,313
600,000	Oracle Corporation	3.88%	^	07/15/2020	597,325
1,200,000	PNC Funding Corporation	4.38%		08/11/2020	1,216,334
900,000	Pohany Iron and Steel Company	4.25%	^	10/28/2020	849,349
400,000	Pohany Iron and Steel Company	5.25%	^	04/14/2021	405,002
600,000	Procter and Gamble Company	5.55%		03/05/2037	643,655
500,000	Reliance Industries Ltd.	6.25%		10/19/2040	462,764
100,000	Safeway, Inc.	5.80%		08/15/2012	105,240
677,000	Safeway, Inc.	6.25%		03/15/2014	752,510
100,000	Service Corporation International	6.75%		04/01/2015	107,750
100,000	SESI LLC	6.38%	^	05/01/2019	99,250
500,000	Simon Property Group L.P.	5.65%		02/01/2020	541,123
700,000	Southern Copper Corporation	6.75%		04/16/2040	684,466

1,095,000	Southern Power Company, Series D	4.88%		07/15/2015	1,196,533
875,000	Southwest Airlines Company	5.25%		10/01/2014	947,511
200,000	Southwest Airlines Company	5.75%		12/15/2016	221,156
1,200,000	Time Warner Cable, Inc.	5.00%		02/01/2020	1,248,902
1,000,000	Transocean, Inc.	6.00%		03/15/2018	1,108,722
100,000	United Parcel Service, Inc.	5.13%		04/01/2019	112,562
500,000	United Parcel Service, Inc.	3.13%		01/15/2021	475,814
100,000	United Rentals, Inc.	8.38%		09/15/2020	101,750
100,000	Univision Communications, Inc.	6.88%	^	05/15/2019	99,500
1,200,000	Valero Energy Corporation	6.13%		02/01/2020	1,320,943
100,000	Vulcan Materials Company	6.50%		12/01/2016	99,496
1,100,000	Wachovia Corporation Global	5.50%		05/01/2013	1,183,404
1,425,000	Wal-Mart Stores, Inc.	3.25%		10/25/2020	1,358,300
880,000	Waste Management, Inc.	6.13%		11/30/2039	924,079
1,000,000	Wellpoint, Inc.	5.25%		01/15/2016	1,116,372
300,000	Wellpoint, Inc.	5.88%		06/15/2017	343,432
200,000	Wynn Las Vegas LLC	7.88%		11/01/2017	218,750
206,000	Xerox Corporation	5.50%		05/15/2012	214,227
300,000	Xerox Corporation	4.25%		02/15/2015	319,689
Total US Corporate Bonds (Cost $53,856,217)					54,175,514

Foreign Corporate Bonds - 12.4%
600,000	AES Andres Dominicana Ltd.	9.50%		11/12/2020	642,600
500,000	Alfa Bank	7.75%	^	04/28/2021	506,900
727,000	Arcelormittal S.A. Luxembourg	5.38%		06/01/2013	774,402
1,300,000	Australia and New Zealand Banking Group	4.88%	^	01/12/2021	1,318,979
700,000	Automotores Gildemeister S.A.	8.25%	^	05/24/2021	724,500
150,000	Banco Bonsucesso S.A.	9.25%	^	11/03/2020	140,025
200,000	Banco Cruzeiro do Sul S.A.	8.25%	^	01/20/2016	197,000
200,000	Banco de Credito del Peru	5.38%		09/16/2020	191,500
400,000	Banco del Estado	4.13%		10/07/2020	384,098
200,000	Banco do Brasil S.A.	5.88%	^	01/26/2022	198,800
200,000	Banco Internacional del Peru	5.75%		10/07/2020	189,000
200,000	Banco Internacional del Peru	8.50%	#	04/23/2070	203,000
750,000	Banco Mercantil del Norte	6.86%	#	10/13/2021	770,625
450,000	Bancolombia S.A.	5.95%	^	06/03/2021	459,000
650,000	BBVA Bancomer S.A.B.	6.50%	^	03/10/2021	666,250
500,000	BP Capital Markets P.L.C.	4.75%		03/10/2019	528,177
1,250,000	British Telecommunications P.L.C.	5.95%		01/15/2018	1,382,486
100,000	BTA Bank	10.75%		07/01/2018	79,375
250,000	C10 Capital Ltd.	6.72%	#	12/31/2016	187,500
575,000	CAP S.A.	7.38%		09/15/2036	611,294
400,000	Cencosud S.A.	5.50%		01/20/2021	402,000
200,000	Cencosud S.A.	5.50%	^	01/20/2021	201,000
200,000	CNOOC Ltd.	5.75%		01/26/2041	204,239
200,000	CNOOC Ltd.	5.75%		02/01/2041	204,239
400,000	CNPC Overseas Capital Ltd.	5.95%	^	04/28/2041	397,400
150,000	Continental Banco Trust	7.38%	# ^	10/07/2040	151,013
375,000	Continental Banco Trust	7.38%	#	10/07/2040	377,531
600,000	Controladora Comercial Mexicana S.A.B. de C.V.	7.00%		06/30/2018	591,300
640,000	Corporacion Pesquera Inca S.A.C.	9.00%		02/10/2017	667,200
150,000	Cosan Overseas Ltd.	8.25%		11/05/2015	157,500
500,000	Cosan Overseas Ltd.	8.25%		02/05/2050	525,000
650,000	Covidien International Finance S.A.	2.80%		06/15/2015	667,071
400,000	Covidien International Finance S.A.	6.00%		10/15/2017	468,102
350,000	Credit Suisse AG	3.50%		03/23/2015	361,174
1,100,000	Deutsche Bank Aktiengesellschaft	3.25%		01/11/2016	1,114,220
500,000	Development Bank of Kazakhstan	6.00%		03/23/2026	458,750
600,000	Ege Haina Finance Company	9.50%		04/26/2017	635,250
650,000	Empresas ICA Sociedad	8.90%		02/04/2021	679,250
250,000	Fideic Chubut Regal	7.75%		07/01/2020	255,000
200,000	Garanti Bank	6.25%	^	04/20/2021	195,000
450,000	Globo Communicacoao E Participacoes S.A.	6.25%		10/20/2049	473,625
350,000	Gol Finance	9.25%		07/20/2020	372,750
200,000	Gold Fields Orogen Holdings	4.88%	^	10/07/2020	189,654
300,000	Gold Fields Orogen Holdings	4.88%		10/07/2020	284,480
400,000	GRUMA S.A.B. de C.V.	7.75%		03/01/2099	402,000
300,000	Grupo Famsa S.A.B. de C.V.	11.00%		07/20/2015	324,600
250,000	Grupo Kuo S.A.B. de C.V.	9.75%		10/17/2017	273,375
100,000	Grupo Kuo S.A.B. de C.V.	9.75%	^	10/17/2017	109,350
850,000	Gruposura Finance	5.70%	^	05/18/2021	852,125
800,000	HSBC Holdings P.L.C.	5.10%		04/05/2021	821,396

600,000	Hutchison Whampoa International Ltd.	6.00%	#	12/29/2099	616,161
107,692	Iirsa Norte Finance Ltd.	8.75%		05/30/2024	121,854
200,000	Industry & Construction Bank	6.20%	#	09/29/2015	198,750
200,000	Inkia Energy Ltd.	8.38%		04/04/2021	206,000
400,000	Inkia Energy Ltd.	8.38%	^	04/04/2021	412,000
270,000	Inversiones CMPC S.A.	4.75%	^	01/19/2018	271,090
130,000	Inversiones CMPC S.A.	4.75%		01/19/2018	130,525
300,000	JBS Finance II Ltd.	8.25%		01/29/2018	307,500
400,000	Kazkommertsbank JSC	8.50%	^	05/11/2018	373,000
470,000	Kuznetski Capital S.A.	7.50%	#	11/25/2015	459,425
300,000	Marfrig Holdings B.V.	8.38%	^	05/09/2018	288,150
375,000	MCE Finance Limited	10.25%		05/15/2018	419,531
527,000	Mexichem S.A.B. de C.V.	8.75%		11/06/2019	621,860
300,000	Minerva Overseas II Ltd.	10.88%		11/15/2019	331,125
300,000	MMG Fiduc (AES El Salvador)	6.75%		02/01/2016	306,000
200,000	Myriad International Holding B.V.	6.38%		07/28/2017	217,000
85,000	NII Capital Corporation	8.88%		12/15/2019	94,244
200,000	Nova Chemicals Corporation	8.38%		11/01/2016	221,000
500,000	Novartis Capital Corporation	4.40%		04/24/2020	529,027
200,000	Odebrecht Finance Ltd.	7.50%		09/14/2015	202,000
200,000	Odebrecht Finance Ltd.	6.00%	^	04/05/2023	199,750
100,000	Odebrecht Finance Ltd.	7.50%	^	12/31/2049	101,000
500,000	OJSC Russ-Bank	6.00%	^	06/03/2021	501,250
300,000	Pacific Rubiales Energy	8.75%		11/10/2016	340,050
600,000	Pan American Energy LLC	7.88%		05/07/2021	639,000
250,000	Petrobras Energia S.A.	5.88%		05/15/2017	266,250
600,000	PTTEP Canada International Finance Ltd.	5.69%	^	04/05/2021	598,920
200,000	Qtel International Finance Ltd.	4.75%		02/16/2021	196,000
750,000	Ras Laffan Liquefied Natural Gas Company	5.84%		09/30/2027	778,125
475,000	Royal KPN N.V.	8.38%		10/01/2030	612,719
500,000	Sanofi Aventis	2.63%		03/29/2016	509,670
300,000	Tam Capital 3, Inc.	8.38%	^	06/03/2021	305,250
500,000	Telemovil Finance Company Ltd.	8.00%		10/01/2017	529,250
100,000	Telemovil Finance Company Ltd.	8.00%	^	10/01/2017	105,850
100,000	VEB Finance Ltd.	6.80%	^	11/22/2025	101,750
200,000	VimpelCom Ltd.	7.75%		02/02/2021	207,000
300,000	VimpelCom Ltd.	7.50%	^	03/01/2022	301,800
200,000	VIP Finance Ireland Ltd.	7.75%	^	02/02/2021	207,000
200,000	Virgolino de Oliveira Finance Ltd.	10.50%		01/28/2018	215,000
300,000	Vnesheconombank	6.80%		11/22/2025	305,250
400,000	Votorantim Cimentos S.A.	7.25%	^	04/05/2041	397,000
450,000	VTB Capital S.A.	6.55%		10/13/2020	457,875
200,000	WPE International Cooperatief U.A.	10.38%		09/30/2020	213,000
100,000	WPE International Cooperatief U.A.	10.38%	^	09/30/2020	106,500
190,000	YPF Sociedad Anonima	10.00%		11/02/2028	220,400
Total Foreign Corporate Bonds (Cost $37,528,394)					37,713,006

Foreign Government Bonds and Notes, Supranationals and Foreign Agencies - 1.6%
100,000	Hydro-Quebec	8.00%		02/01/2013	111,056
150,000	Hydro-Quebec	7.50%		04/01/2016	184,864
1,000,000	Korea Development Bank	8.00%		01/23/2014	1,138,872
1,250,000	Pemex Project Funding Master Trust	6.63%		06/15/2035	1,323,780
150,000	Province of Argentina	7.88%	^	04/26/2021	154,305
500,000	Province of New Brunswick	2.75%		06/15/2018	493,944
200,000	Province of Ontario	4.95%		11/28/2016	225,816
300,000	Province of Ontario	2.30%		05/10/2016	301,891
850,000	United Mexican States	5.63%		01/15/2017	970,274
Total Foreign Government Bonds and Notes, Supranationals and Foreign Agencies (Cost $4,834,168)					4,904,802

US Government/Agency Mortgage Backed Securities - 20.4%
1,482,052	Federal Home Loan Mortgage Corporation, Pool #U60299	4.00%		11/01/2040	1,483,890
2,000,000	Federal Home Loan Mortgage Corporation, Series 1593-LZ	5.50%		07/01/2041	2,205,000
597,855	Federal Home Loan Mortgage Corporation, Series 2692-SC	12.76%	#I/F	07/15/2033	671,107
432,545	Federal Home Loan Mortgage Corporation, Series 2750-ZT	5.00%		02/15/2034	467,805
1,241,517	Federal Home Loan Mortgage Corporation, Series 3002-SN	6.28%	#I/F I/O	07/15/2035	198,771
527,405	Federal Home Loan Mortgage Corporation, Series 3045-DI	6.51%	#I/F I/O	10/15/2035	85,685
1,025,093	Federal Home Loan Mortgage Corporation, Series 3116-Z	5.50%		02/15/2036	1,129,278
127,068	Federal Home Loan Mortgage Corporation, Series 3117-ZN	4.50%		02/15/2036	130,310
1,272,730	Federal Home Loan Mortgage Corporation, Series 3203-ZC	5.00%		07/15/2036	1,348,457
1,007,765	Federal Home Loan Mortgage Corporation, Series 3275-SC	5.86%	#I/F I/O	02/15/2037	139,181
1,538,600	Federal Home Loan Mortgage Corporation, Series 3423-GS	5.43%	#I/F I/O	03/15/2038	177,014
1,538,600	Federal Home Loan Mortgage Corporation, Series 3423-SG	5.43%	#I/F I/O	03/15/2038	177,014
1,190,012	Federal Home Loan Mortgage Corporation, Series 3524-LB	6.10%	#	06/15/2038	1,263,814
5,299,265	Federal Home Loan Mortgage Corporation, Series 3562-WS	4.68%	#I/F I/O	08/15/2039	492,859
2,894,170	Federal Home Loan Mortgage Corporation, Series 3582-SA	5.78%	#I/F I/O	10/15/2049	331,602
2,313,667	Federal Home Loan Mortgage Corporation, Series 3606-CS	6.13%	#I/F I/O	12/15/2039	351,337
1,385,773	Federal Home Loan Mortgage Corporation, Series 3616-SG	6.13%	#I/F I/O	03/15/2032	223,105
2,900,560	Federal Home Loan Mortgage Corporation, Series 3666-SC	5.52%	#I/F I/O	05/15/2040	361,096
530,625	Federal Home Loan Mortgage Corporation, Series 3666-VZ	5.50%		08/15/2036	585,206
1,558,399	Federal Home Loan Mortgage Corporation, Series 3688-CM	4.00%		07/15/2029	1,619,878
1,057,780	Federal Home Loan Mortgage Corporation, Series 3745-ST	9.49%	#I/F	10/15/2040	988,804
2,873,736	Federal Home Loan Mortgage Corporation, Series 3758-SL	5.40%	#I/F	05/15/2039	2,702,249
2,496,187	Federal Home Loan Mortgage Corporation, Series 3779-DZ	4.50%		12/15/2040	2,371,378
1,400,000	Federal Home Loan Mortgage Corporation, Series 3779-YA	3.50%		12/15/2030	1,260,554
497,172	Federal Home Loan Mortgage Corporation, Series 3780-BS	9.46%	#I/F	12/15/2040	444,267
1,056,681	Federal Home Loan Mortgage Corporation, Series 3780-YS	9.37%	#I/F	12/15/2040	953,847
1,481,641	Federal Home Loan Mortgage Corporation, Series 3786-SG	9.06%	#I/F	01/15/2041	1,251,987
2,957,345	Federal Home Loan Mortgage Corporation, Series 3793-JA	9.43%	#I/F	01/15/2041	2,572,891
1,491,402	Federal Home Loan Mortgage Corporation, Series 3798-SD	9.16%	#I/F	12/15/2040	1,325,489
689,879	Federal Home Loan Mortgage Corporation, Series 3805-KS	8.99%	#I/F	02/15/2041	575,081
1,527,690	Federal Home Loan Mortgage Corporation, Series 3806-CZ	5.50%		07/15/2034	1,681,050
1,156,635	Federal Home Loan Mortgage Corporation, Series 3808-DB	3.50%		02/15/2031	1,070,394
3,736,782	Federal Home Loan Mortgage Corporation, Series 3824-EY	3.50%		03/15/2031	3,417,220
1,364,727	Federal Home Loan Mortgage Corporation, Series R003-ZA	5.50%		10/15/2035	1,492,865
2,132,980	Federal National Mortgage Assocation, Series 2006-101-SA	6.39%	#I/F I/O	10/25/2036	360,944
1,939,197	Federal National Mortgage Assocation, Series 2010-109-BS	52.90%	#I/F	10/25/2040	3,255,701
708,614	Federal National Mortgage Association, Series 2003-117-KS	6.91%	#I/F I/O	08/25/2033	92,371
500,000	Federal National Mortgage Association, Series 2003-W17-1A7	5.75%		08/25/2043	552,517
1,063,899	Federal National Mortgage Association, Series 2006-56-SM	6.56%	#I/F I/O	07/25/2036	197,422
1,283,806	Federal National Mortgage Association, Series 2007-116-BI	6.06%	#I/F I/O	05/25/2037	192,425
3,193,353	Federal National Mortgage Association, Series 2007-30-OI	6.25%	#I/F I/O	04/25/2037	532,951
405,009	Federal National Mortgage Association, Series 2008-29-ZA	4.50%		04/25/2038	408,617
1,617,597	Federal National Mortgage Association, Series 2008-62-SC	5.81%	#I/F I/O	07/25/2038	199,130
749,236	Federal National Mortgage Association, Series 2009-111-SE	6.06%	#I/F I/O	01/25/2040	99,389
337,042	Federal National Mortgage Association, Series 2009-16-MZ	5.00%		03/25/2029	355,210
1,850,573	Federal National Mortgage Association, Series 2009-48-WS	5.76%	#I/F I/O	07/25/2039	242,617
8,252,376	Federal National Mortgage Association, Series 2009-62-PS	5.91%	#I/F I/O	08/25/2039	1,007,373
1,730,839	Federal National Mortgage Association, Series 2009-83-Z	4.50%		10/25/2039	1,691,895
275,924	Federal National Mortgage Association, Series 2010-101-ZH	4.50%		07/25/2040	254,970
1,545,605	Federal National Mortgage Association, Series 2010-112-ZA	4.00%		10/25/2040	1,332,770
1,413,695	Federal National Mortgage Association, Series 2010-121-SD	4.31%	#I/F I/O	10/25/2040	151,972
918,091	Federal National Mortgage Association, Series 2010-137-VS	14.27%	#I/F	12/25/2040	951,620
2,040,335	Federal National Mortgage Association, Series 2010-150-ZA	4.00%		01/25/2041	1,686,104
2,028,512	Federal National Mortgage Association, Series 2010-31-SA	4.81%	#I/F I/O	04/25/2040	229,815
1,400,787	Federal National Mortgage Association, Series 2010-34-PS	4.74%	#I/F I/O	04/25/2040	158,710
1,733,259	Federal National Mortgage Association, Series 2010-35-SP	6.16%	#I/F I/O	04/25/2050	267,975
1,244,150	Federal National Mortgage Association, Series 2010-35-SV	6.26%	#I/F I/O	04/25/2040	172,392
1,250,000	Federal National Mortgage Association, Series 2010-59-PS	6.26%	#I/F I/O	03/25/2039	194,494

1,887,767	Federal National Mortgage Association, Series 2010-59-SC	4.81%	#I/F I/O	01/25/2040	195,269
316,663	Federal National Mortgage Association, Series 2010-64-EZ	5.00%		06/25/2040	326,672
2,948,989	Federal National Mortgage Association, Series 2010-90-GS	5.81%	#I/F I/O	08/25/2040	420,031
243,939	Federal National Mortgage Association, Series 2010-99-SG	23.78%	#I/F	09/25/2040	300,939
2,000,000	Federal National Mortgage Association, Series 2011-18-S	9.11%	#I/F	03/25/2041	1,697,785
1,533,918	Federal National Mortgage Association, Series 2011-25-KY	3.00%		04/25/2026	1,408,214
1,000,000	Federal National Mortgage Association, Series 2011-29-AL	3.50%		04/25/2031	915,788
2,470,225	Federal National Mortgage Association, Series 400-S4-BZ	5.26%	#I/F I/O	11/25/2039	344,247
1,385,871	Federal National Mortgage Association Pass-Thru, Pool #555743	5.00%		09/01/2033	1,481,373
1,141,117	Federal National Mortgage Association Pass-Thru, Pool #735382	5.00%		04/01/2035	1,219,218
809,807	Federal National Mortgage Association Pass-Thru, Pool #931104	5.00%		05/01/2039	868,925
892,342	Federal National Mortgage Association Pass-Thru, Pool #AB2370	4.50%		09/01/2035	918,685
193,091	Federal National Mortgage Association Pass-Thru, Pool #AC1032	5.00%		06/01/2040	203,863
123,670	Federal National Mortgage Association Pass-Thru, Pool #AD2177	4.50%		06/01/2030	129,369
433,026	Federal National Mortgage Association Pass-Thru, Pool #MA0282	5.00%		12/01/2039	464,085
550,035	Federal National Mortgage Association Pass-Thru, Pool #MA0468	5.00%		07/01/2040	580,719
271,875	Government National Mortgage Association, Series 2003-67-SP	6.89%	#I/F I/O	08/20/2033	89,479
975,596	Government National Mortgage Association, Series 2008-82-SM	5.84%	#I/F I/O	09/20/2038	123,300
316,367	Government National Mortgage Association, Series 2010-25-ZB	4.50%		02/16/2040	295,696
Total US Government /Agency Mortgage Backed Securities (Cost $59,530,204)					62,123,526

US Government Bonds and Notes - 16.4%
5,800,000	United States Treasury Bonds	8.00%		11/15/2021	8,259,565
800,000	United States Treasury Bonds	5.38%		02/15/2031	937,750
5,900,000	United States Treasury Bonds	4.38%		11/15/2039	5,903,688
7,800,000	United States Treasury Notes	0.63%		02/28/2013	7,831,387
2,200,000	United States Treasury Notes	1.25%		09/30/2015	2,186,078
2,350,000	United States Treasury Notes	1.88%		08/31/2017	2,303,367
15,550,000	United States Treasury Notes	2.38%		03/31/2016	16,090,611
6,300,000	United States Treasury Notes	3.38%		11/15/2019	6,568,733
Total US Government Bonds and Notes (Cost $49,669,087)					50,081,179

Short Term Investments - 9.1%
6,600,000	Federal Home Loan Mortgage Corporation, Debt Facility	0.75%		12/21/2012	6,608,448
1,500,000	Federal National Mortgage Association, Debt Facility	0.80%		09/27/2012	1,502,012
3,030,000	Federal National Mortgage Association, Debt Facility	0.55%		11/01/2012	3,033,269
3,250,000	Federal National Mortgage Association, Debt Facility	5.25%		08/01/2012	3,419,845
3,000,000	Federal National Mortgage Association, Debt Facility	0.63%		11/09/2012	3,003,885
10,354,443	Fidelity Institutional Government Portfolio	0.01%	1		10,354,443
Total Short Term Investments (Cost $27,901,590)					27,921,902

Total Investments - 100.7% (Cost $304,349,019)					307,073,264
Liabilities in Excess of Other Assets - (0.7)%					(2,266,060)
NET ASSETS - 100.0%					$ 304,807,204

	#	Variable rate security. Rate disclosed as of June 30, 2011.
^
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by the Fund's Board of Trustees.  At June 30, 2011, the value of these securities amounted to $26,264,399 or 8.6% of net assets.

	1	Seven-day yield as of June 30, 2011
	I/O	Interest only security
	I/F	Inverse floating rate security whose interest rate moves in the opposite direction of prevailing interest rates

As of June 30, 2011, the cost basis of invesments for income tax purposes were as follows+:

Tax Cost of Investments			$ 304,471,555
Gross Tax Unrealized Appreciation			4,986,847
Gross Tax Unrealized Depreciation			(2,385,138)
Net Tax Unrealized Appreciation (Depreciation)			$ 2,601,709

+
Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements.

DoubleLine Emerging Markets Fixed Income Fund
Schedule of Investments
June 30, 2011 (Unaudited)

Principal Amount	Security Description	Rate		Maturity	Value $
Foreign Corporate Bonds - 97.0%
Argentina - 7.4%
1,500,000	Fideic Chubut Regal	7.75%		07/01/2020	1,530,000
4,500,000	Pan American Energy LLC	7.88%		05/07/2021	4,792,500
2,275,000	Petrobras Energia S.A.	5.88%		05/15/2017	2,422,875
1,700,000	WPE International Cooperatief U.A.	10.38%	^	09/30/2020	1,810,500
1,300,000	WPE International Cooperatief U.A.	10.38%		09/30/2020	1,384,500
1,845,000	YPF Sociedad Anonima	10.00%		11/02/2028	2,140,200
					14,080,575
Brazil - 14.9%
750,000	Banco Bonsucesso S.A.	9.25%	^	11/03/2020	700,125
500,000	Banco Cruzeiro do Sul S.A.	8.25%	^	01/20/2016	492,500
200,000	Banco Cruzeiro do Sul S.A.	8.25%		01/20/2016	197,000
3,000,000	Banco do Brasil S.A.	5.88%	^	01/26/2022	2,982,000
2,600,000	Cosan Overseas Ltd.	8.25%		11/05/2015	2,730,000
2,300,000	Cosan Overseas Ltd.	8.25%		02/05/2050	2,415,000
500,000	Globo Communicacoao E Participacoes S.A.	6.25%		10/20/2049	526,250
3,290,000	Gol Finance	9.25%		07/20/2020	3,503,850
200,000	JBS Finance II Ltd.	8.25%	^	01/29/2018	205,000
1,700,000	JBS Finance II Ltd.	8.25%		01/29/2018	1,742,500
2,400,000	Marfrig Holdings B.V.	8.38%	^	05/09/2018	2,305,200
1,800,000	Minerva Overseas II Ltd.	10.88%		11/15/2019	1,986,750
1,400,000	Odebrecht Finance Ltd.	7.50%		09/14/2015	1,414,000
800,000	Odebrecht Finance Ltd.	6.00%		04/05/2023	799,000
2,500,000	Tam Capital 3, Inc.	8.38%	^	06/03/2021	2,543,750
2,000,000	Virgolino de Oliveira Finance Ltd.	10.50%		01/28/2018	2,150,000
1,700,000	Votorantim Cimentos S.A.	7.25%	^	04/05/2041	1,687,250
					28,380,175
Chile - 6.6%
5,000,000	Automotores Gildemeister S.A.	8.25%	^	05/24/2021	5,175,000
1,100,000	Banco del Estado	4.13%		10/07/2020	1,056,270
1,285,000	CAP S.A.	7.38%		09/15/2036	1,366,109
850,000	Cencosud S.A.	5.50%	^	01/20/2021	854,250
3,000,000	Cencosud S.A.	5.50%		01/20/2021	3,015,000
1,000,000	Inversiones CMPC S.A.	4.75%	^	01/19/2018	1,004,036
200,000	Inversiones CMPC S.A.	6.13%		11/05/2019	213,251
					12,683,916
China - 6.9%
1,800,000	CNOOC Ltd.	5.75%		01/26/2041	1,838,153
3,000,000	CNPC Overseas Capital Ltd.	5.95%	^	04/28/2041	2,980,500
1,000,000	CNPC Overseas Capital Ltd.	5.95%		04/28/2041	993,500
5,500,000	Hutchison Whampoa International Ltd.	6.00%	#	12/29/2099	5,648,142
1,590,000	MCE Finance Limited	10.25%		05/15/2018	1,778,813
					13,239,108
Colombia - 5.0%
3,950,000	Bancolombia S.A.	5.95%	^	06/03/2021	4,029,000
4,500,000	Gruposura Finance	5.70%	^	05/18/2021	4,511,250
871,000	Pacific Rubiales Energy	8.75%		11/10/2016	987,279
					9,527,529
Dominican Republic - 4.8%
2,000,000	AES Andres Dominicana Ltd.	9.50%	^	11/12/2020	2,142,000
1,550,000	AES Andres Dominicana Ltd.	9.50%		11/12/2020	1,660,050
5,000,000	Ege Haina Finance Company	9.50%		04/26/2017	5,293,750
					9,095,800

El Salvador - 3.1%
2,600,000	MMG Fiduc (AES El Salvador)	6.75%		02/01/2016	2,652,000
1,500,000	Telemovil Finance Company Ltd.	8.00%		10/01/2017	1,587,750
1,500,000	Telemovil Finance Company Ltd.	8.00%	^	10/01/2017	1,587,750
					5,827,500
India - 1.7%
500,000	Reliance Industries Ltd.	8.25%		01/15/2027	586,378
1,000,000	Reliance Industries Ltd.	6.25%	^	10/19/2040	925,529
1,900,000	Reliance Industries Ltd.	6.25%		10/19/2040	1,758,505
					3,270,412
Israel - 0.4%
750,000	Israel Electric Corporation Ltd.	7.88%		12/15/2026	818,386
					818,386
Kazakhstan - 3.0%
700,000	BTA Bank	10.75%		07/01/2018	555,625
3,700,000	Development Bank of Kazakhstan	6.00%		03/23/2026	3,394,750
2,000,000	Kazkommertsbank JSC	8.50%	^	05/11/2018	1,865,000
					5,815,375
Mexico - 12.7%
2,450,000	Banco Mercantil del Norte	6.86%	#	10/13/2021	2,517,375
2,100,000	BBVA Bancomer S.A.B.	6.50%	^	03/10/2021	2,152,500
1,500,000	C10 Capital Ltd.	6.72%	#	12/31/2016	1,125,000
3,500,000	Controladora Comercial Mexicana S.A.B. de C.V.	7.00%		06/30/2018	3,449,250
4,850,000	Empresas ICA Sociedad	8.90%		02/04/2021	5,068,250
1,989,000	GRUMA S.A.B. de C.V.	7.75%		03/01/2099	1,998,945
1,200,000	Grupo Famsa S.A.B. de C.V.	11.00%		07/20/2015	1,298,400
1,200,000	Grupo Kuo S.A.B. de C.V.	9.75%	^	10/17/2017	1,312,200
852,000	Grupo Kuo S.A.B. de C.V.	9.75%		10/17/2017	931,662
2,130,000	Mexichem S.A.B. de C.V.	8.75%		11/06/2019	2,513,400
915,000	NII Capital Corporation	8.88%		12/15/2019	1,014,506
900,000	Petroleos Mexicanos	6.50%	^	06/02/2041	917,682
					24,299,170
Panama - 0.1%
186,746	Corredor Sur Trust	6.95%		05/25/2025	211,957
					211,957
Peru - 11.9%
2,000,000	Banco de Credito del Peru	5.38%		09/16/2020	1,915,000
1,185,000	Banco de Credito del Peru	9.75%	#	11/06/2069	1,327,200
400,000	Banco Internacional del Peru	5.75%		10/07/2020	378,000
1,200,000	Banco Internacional del Peru	8.50%	#	04/23/2070	1,218,000
300,000	Banco International del Peru	8.50%	# ^	04/23/2070	304,500
1,350,000	Continental Banco Trust	7.38%	# ^	10/07/2040	1,359,113
2,360,000	Continental Banco Trust	7.38%	#	10/07/2040	2,375,929
3,990,000	Corporacion Pesquera Inca S.A.C.	9.00%		02/10/2017	4,159,575
1,615,381	Iirsa Norte Finance Ltd.	8.75%		05/30/2024	1,827,804
1,400,000	Inkia Energy Ltd.	8.38%		04/04/2021	1,442,000
1,900,000	Inkia Energy Ltd.	8.38%	^	04/04/2021	1,957,000
4,500,000	Southern Copper Corporation	6.75%		04/16/2040	4,400,141
					22,664,262
Qatar - 3.3%
800,000	Qtel International Finance Ltd.	4.75%	^	02/16/2021	784,000
700,000	Qtel International Finance Ltd.	4.75%		02/16/2021	686,000
4,750,000	Ras Laffan Liquefied Natural Gas Company	5.84%		09/30/2027	4,928,125
					6,398,125
Russia - 9.2%
1,800,000	Alfa Bank	7.75%	^	04/28/2021	1,824,840
900,000	Industry & Construction Bank	6.20%	#	09/29/2015	894,375
1,500,000	Kuznetski Capital S.A.	7.50%	#	11/25/2015	1,466,250
3,200,000	OJSC Russ-Bank	6.00%	# ^	06/03/2021	3,207,999
1,050,000	VEB Finance Ltd.	6.80%	^	11/22/2025	1,068,375
1,300,000	VimpelCom Ltd.	7.75%		02/02/2021	1,345,500
2,100,000	VimpelCom Ltd.	7.50%	^	03/01/2022	2,112,600
1,200,000	VIP Finance Ireland Ltd.	7.75%	^	02/02/2021	1,242,000
1,450,000	Vnesheconombank	6.80%		11/22/2025	1,475,375
1,650,000	VTB Capital S.A.	6.55%		10/13/2020	1,678,875
1,200,000	VTB Capital S.A.	6.55%	^	10/13/2020	1,221,000

					17,537,189
South Africa - 2.6%
2,000,000	Gold Fields Orogen Holdings	4.88%	^	10/07/2020	1,896,536
2,200,000	Gold Fields Orogen Holdings	4.88%		10/07/2020	2,086,190
300,000	Myriad International Holdings B.V.	6.38%	^	07/28/2017	325,500
600,000	Myriad International Holdings B.V.	6.38%		07/28/2017	651,000
					4,959,226
South Korea - 0.7%
500,000	Pohany Iron and Steel Corporation	4.25%		10/28/2020	471,861
840,000	Pohany Iron and Steel Corporation	5.25%	^	04/14/2021	850,505
					1,322,366
Thailand - 2.4%
4,650,000	PTTEP Canada International Finance Ltd.	5.69%	^	04/05/2021	4,641,630
					4,641,630
Turkey - 0.3%
500,000	Garanti Bank	6.25%	^	04/20/2021	487,500
					487,500
Total Foreign Corporate Bonds (Cost $184,469,325)					185,260,201

Foreign Government Bonds and Notes - 0.8%
Argentina - 0.8%
1,550,000	Province of Argentina	7.88%	^	04/26/2021	1,594,485
					1,594,485
Total Foreign Government Bonds and Notes (Cost $1,576,855)					1,594,485

Total Investments - 97.8% (Cost $186,046,180)					186,854,686
Other Assets in Excess of Liabilities - 2.2%					4,195,554
NET ASSETS - 100.0%					$ 191,050,240

# Variable rate security. Rate disclosed as of June 30, 2011.
^
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by the Fund's Board of Trustees.  At June 30, 2011, the value of these securities amounted to $67,060,605 or 35.1% of net assets.

As of June 30, 2011, the cost basis of invesments for income tax purposes were as follows+:

Tax Cost of Investments	$ 186,046,717
Gross Tax Unrealized Appreciation	1,885,232
Gross Tax Unrealized Depreciation	(1,077,263)
Net Tax Unrealized Appreciation (Depreciation)	$ 807,969

+
Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements.

DoubleLine Multi-Asset Growth Fund
Schedule of Investments
June 30, 2011 (Unaudited)

Principal Amount / Shares	Security Description	Rate		Maturity	Value $
Non-Agency Collateralized Mortgage Obligations - 11.2%
1,823,766	Banc of America Commercial Mortgage, Inc., Series 2004-5-XP	0.56%	# I/O	11/10/2041	4,459
98,683	BCAP LLC Trust, Series 2007-AA2-2A5	6.00%		04/25/2037	69,889
106,000	BCAP LLC Trust, Series 2010-RR6-1A20	10.18%	# ^	08/26/2022	106,000
100,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2005-PWR10-AM	5.45%	#	12/15/2015	100,518
9,379	Bear Stearns Commercial Mortgage Securities, Inc., Series 2006-PWR14-A1	5.04%		12/11/2038	9,419
430,000	Chaseflex Trust, Series 2007-M1-2F4	6.12%	#	08/25/2037	334,465
637,155	Citi Mortgage Alternative Loan Trust, Series 2007-A6-IA11	6.00%		06/25/2037	452,682
154,463	Citicorp Residential Mortgage Securities, Inc., Series 2006-2-A3	5.56%	#	09/25/2036	154,887
560,881	Citigroup Commercial Mortgage Securities, Inc., Series 2004-C2	1.10%	# ^ I/O	10/15/2041	2,404
100,000	Commercial Mortgage Trust, Series 1999-C1	7.23%	#	01/17/2032	109,298
218,993	Countrywide Alternative Loan Trust, Series 2006-32CB-A16	5.50%		11/25/2036	166,330
55,181	Countrywide Alternative Loan Trust, Series 2007-17CB-1A10	29.05%	#I/F	08/25/2037	71,770
36,311	Countrywide Alternative Loan Trust, Series 2007-21CB-2A2	27.66%	#I/F	09/25/2037	46,687
35,000	Countrywide Home Loans Mortgage Pass Through Trust, Series 2007-4-1A5	6.50%		05/25/2037	28,153
67,676	Credit Suisse Mortgage Capital Certificates, Series 2006-9-4A1	6.00%		11/25/2036	61,958
135,391	Deutsche Mortgage Securities, Inc., Series 2006-PR1-5A14	11.82%	#I/F	04/15/2036	141,864
129,373	First Horizon Alternative Mortgage Securities, Series 2007-FA2-1A3	6.00%		04/25/2037	92,735
12,694	GMAC Commercial Mortgage Securities, Inc., Series 2004-C2-A2	4.76%		08/10/2038	12,692
476,052	GSR Mortgage Loan Trust, Series 2006-2F-2A20	10.86%	#I/F	02/25/2036	471,190
78,648	JP Morgan Alternative Loan Trust, Series 2005-S1-2A11	6.00%		12/25/2035	65,777
600,452	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2002-C2-A1	4.33%		12/12/2034	602,707
66,151	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2002-CIC5-A1	4.37%		10/12/2037	66,740
200,000	JP Morgan Mortgage Acquisition Trust, Series 2006-CH2-AF3	5.46%	#	10/25/2036	112,754
18,000	LB-UBS Commercial Mortgage Trust, Series 2005-C2-A3	4.91%		04/15/2030	18,085
239,894	Lehman Mortgage Trust, Series 2006-4-1A3	5.21%	#I/F I/O	08/25/2036	28,698
14,993	Lehman Mortgage Trust, Series 2006-4-1A4	6.00%		08/25/2036	10,221
120,856	Lehman Mortgage Trust, Series 2007-5-11A1	6.09%	#	06/25/2037	79,309
408,656	Morgan Stanley Capital, Inc., Series 2004-HQ3-A3	4.49%		01/13/2041	414,061
9,643	Residential Accredit Loans, Inc., Series 2006-QS13-1A8	6.00%		09/25/2036	5,840
109,419	Residential Accredit Loans, Inc., Series 2006-QS7-A4	0.65%	#	06/25/2036	56,233
328,257	Residential Accredit Loans, Inc., Series 2006-QS7-A5	5.35%	#I/F I/O	06/25/2036	45,589
203,200	Residential Accredit Loans, Inc., Series 2006-QS8-A4	0.70%	#	08/25/2036	107,031
609,599	Residential Accredit Loans, Inc., Series 2006-QS8-A5	5.36%	#I/F I/O	08/25/2036	79,226
4,893	Residential Asset Securitization Trust, Series 2004-RS9-AI4	4.77%	#	10/25/2032	4,320
35,000	Residential Asset Securitization Trust, Series 2005-A12-A12	5.50%		11/25/2035	28,557
4,994	Salomon Brothers Mortgage Securities, Series 2000-C2-C	7.73%	#	07/18/2033	4,988
181,684	Salomon Brothers Mortgage Securities, Series 2002-KEY2-A2	4.47%		03/18/2036	184,131
4,886	Wachovia Bank Commercial Mortgage Trust, Series 2002-C2-A2	4.04%		11/15/2034	4,939
314,986	Wachovia Bank Commercial Mortgage Trust, Series 2006-C23-APB	5.45%		01/15/2045	319,197
Total Non-Agency Collateralized Mortgage Obligations (Cost $4,663,796)					4,675,803

Foreign Corporate Bonds - 5.4%
100,000	Automotores Gildemeister S.A.	8.25%	^	05/24/2021	103,500
100,000	BTA Bank	10.75%		07/01/2018	79,375
100,000	C10 Capital Ltd.	6.72%	#	12/31/2016	75,000
100,000	Continental Banco Trust	7.38%	#	10/07/2040	100,675
100,000	Corporacion Pesquera Inca S.A.C.	9.00%		02/10/2017	104,250
100,000	Cosan Overseas Ltd.	8.25%		11/05/2015	105,000
100,000	Development Bank of Kazakhstan	6.00%		03/23/2026	91,750
100,000	Ege Haina Finance Company	9.50%		04/26/2017	105,875
100,000	Empresas ICA Sociedad	8.90%		02/04/2021	104,500
150,000	GRUMA S.A.B. de C.V.	7.75%		03/01/2099	150,750
100,000	Grupo Famsa S.A.B. de C.V.	11.00%		07/20/2015	108,200
200,000	Marfrig Holdings B.V.	8.38%	^	05/09/2018	192,100
100,000	Minerva Overseas Ltd	10.88%		11/15/2019	110,375
200,000	Tam Capital 3, Inc.	8.38%	^	06/03/2021	203,500
200,000	VimpelCom Ltd.	7.50%	^	03/01/2022	201,200
200,000	Votorantim Cimentos S.A.	7.25%	^	04/05/2041	198,500
100,000	WPE International Cooperatief U.A.	10.38%		09/30/2020	106,500
80,000	YPF Sociedad Anonima	10.00%		11/02/2028	92,800
Total Foreign Corporate Bonds (Cost $2,248,728)					2,233,850

Investment Companies and Exchange Traded Notes - 33.6%
800	E-TRACS Daily Long-Short VIX ETN				20,224
16,800	Hugoton Royalty Trust				382,032
5,700	iPath Dow Jones-UBS Agriculture Total Return Sub-Index ETN				325,242
22,950	iPath Dow Jones-UBS Commodity Index Total Return ETN				1,083,929
19,330	iShares Barclays 1-3 Year Trust				1,629,518
7,400	iShares iBoxx Investment Grade Corporate Bond Fund				814,962
4,100	Plum Creek Timber Co, Inc.				166,214
4,600	Potlatch Corporation				162,242
15,900	San Juan Basin Royalty Trust				383,190
22,000	SPDR Dow Jones Industrial Average ETF				2,724,260
6,350	SPDR Gold Trust*				926,973
15,000	SPDR S&P 500 ETF Trust				1,979,550
20,228	Vanguard Short-Term Bond ETF				1,639,075
20,873	Vanguard Short-Term Corporate Bond ETF				1,635,400
3,000	WisdomTree Asia Local Debt Fund				156,358
Total Investment Companies and Exchange Traded Notes (Cost $12,150,247)					14,029,168

Mutual Funds (a) - 27.2%
140,400	Doubleline Core Fixed Income Fund				1,486,836
95,877	Doubleline Emerging Markets Fixed Income Fund				1,021,085
802,386	Doubleline Total Return Bond Fund				8,826,242
Total Mutual Funds (Cost $11,361,666)					11,334,163

US Government/Agency Mortgage Backed Securities - 4.1%
254,290	Federal Home Loan Mortgage Corporation, Series 3261-SA	6.21%	#I/F I/O	01/15/2037	40,102
506,068	Federal Home Loan Mortgage Corporation, Series 3355-BI	5.83%	#I/F I/O	08/15/2037	73,924
529,926	Federal Home Loan Mortgage Corporation, Series 3562-WS	4.68%	#I/F I/O	08/15/2039	49,286
145,124	Federal Home Loan Mortgage Corporation, Series 3738-MS	11.30%	#I/F	10/15/2040	129,664
227,508	Federal Home Loan Mortgage Corporation, Series 3739-LS	9.47%	#I/F	10/15/2040	211,418
78,305	Federal Home Loan Mortgage Corporation, Series 3779-DZ	4.50%		12/15/2040	74,390
49,717	Federal Home Loan Mortgage Corporation, Series 3780-BS	9.46%	#I/F	12/15/2040	44,427
99,530	Federal Home Loan Mortgage Corporation, Series 3780-YS	9.37%	#I/F	12/15/2040	89,844
164,297	Federal Home Loan Mortgage Corporation, Series 3793-SB	9.83%	#I/F	01/15/2041	140,811
444,371	Federal National Mortgage Assocation, Series 2006-101-SA	6.39%	#I/F I/O	10/25/2036	75,197
216,656	Federal National Mortgage Assocation, Series 2006-123-LI	6.13%	#I/F I/O	01/25/2037	34,970
72,261	Federal National Mortgage Association, Series 2009-49-S	6.56%	#I/F I/O	07/25/2039	11,698
102,300	Federal National Mortgage Association, Series 2010-155-SA	9.51%	#I/F	01/25/2041	88,567
245,572	Federal National Mortgage Association, Series 2011-14-US	7.82%	#I/F	03/25/2041	214,027
168,152	Government National Mortgage Association, Series 2009-6-SM	5.69%	#I/F I/O	02/20/2038	20,847
100,000	Government National Mortgage Association, Series 2011-12-PO	0.00%	P/O	12/20/2040	52,823
167,600	Government National Mortgage Association, Series 2011-14-SM	9.27%	#I/F	08/16/2040	154,668
250,000	Government National Mortgage Association, Series 2011-7-LS	9.35%	#I/F	12/20/2040	221,353
Total US Government /Agency Mortgage Backed Securities (Cost $1,548,930)					1,728,016

Contracts (100
Shares per Contract)
Purchased Options - 0.1%
700	iShares Russell 2000 Index Fund, Expiration 8/20/11, Strike Price $76				57,400
500	SPDR S&P 500 ETF, Expiration 7/16/11, Strike Price $119				3,000
Total Purchased Options (Cost $201,600)					60,400

Principal Amount /
Shares
Short Term Investments - 17.1%
896,523	Fidelity Institutional Government Portfolio	0.01%	1		896,524
6,250,000	United States Treasury Bills	0.00%			6,249,952
Total Short Term Investments (Cost $6,590,680)					7,146,476

Total Investments - 98.7% (Cost $40,765,647)					41,207,876
Other Assets in Excess of Liabilities - 1.3%					537,832
NET ASSETS - 100.0%					$ 41,745,708

	#	Variable rate security. Rate disclosed as of June 30, 2011.
^
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by the Fund's Board of Trustees.  At June 30, 2011, the value of these securities amounted to $1,007,204 or 2.4% of net assets.

	1	Seven-day yield as of June 30, 2011
	I/O	Interest only security
	I/F	Inverse floating rate security whose interest rate moves in the opposite direction of prevailing interest rates
	P/O	Prinicpal only security
	*	Non-Income Producing
	(a)	Institutional Class Shares of each Fund

Futures Contracts
Contracts		Security Description	Type	Expiration Month	Unrealized Appreciation (Depreciation)
7		Copper Future	Sell	7/2011	$ (10,938)
6		Euro Future	Sell	9/2011	(7,050)
$ (17,988)

Credit Default Swaps
Reference Entity		Counterparty	Notional Amount	Termination Date	Unrealized Appreciation (Depreciation)
Markit MCDX Index		Goldman Sachs	10,000,000	12/20/2015	$ (98,334)
Spain		Morgan Stanley	1,000,000	06/20/2016	(3,298)
$ (101,633)

As of June 30, 2011, the cost basis of invesments for income tax purposes were as follows+:

Tax Cost of Investments					$ 41,375,638
Gross Tax Unrealized Appreciation					392,317
Gross Tax Unrealized Depreciation					(560,079)
Net Tax Unrealized Appreciation (Depreciation)					$ (167,762)

+
Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements.

Summary of Fair Value Disclosure
June 30, 2011 (Unaudited)

Security Valuation. The Funds have adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted market prices in active markets
Level 2 - Quoted prices for similar instruments or inputs derived from observable market data. Directly observable inputs for the life of the financial instrument
Level 3 - Unobservable inputs developed using the reporting entity’s estimates and assumptions, which reflect those that market participants would use

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible referred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services or sources. Independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The service providers’ internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are typically marked to market daily until settlement at the forward settlement date.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricingmodels. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporates deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities or commodities exchange, are valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustmentsmay be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE. These securities are generally valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end management investment companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in privately held investment funds will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, futures, or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers at the settlement price determined by the relevant exchange. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricingmodels. The pricing models use inputs that are observed from actively quotedmarkets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Certain securities may be fair valued in accordance with the fair valuation procedures approved by the Board of Trustees. The Valuation Committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The Valuation Committee is authorized to make all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable. As of June 30, 2011, the Funds did not hold securities fair valued by the Valuation Committee.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2011:
Valuation Inputs	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund
Investments in Securities
Level 1
Investment Companies and Exchange Traded Notes	$-	$ -	$ -	$ 14,029,168
Mutual Funds				11,334,163
Money Market Funds	11,988,626	10,354,443	-	896,524
Total Level 1	11,988,626	10,354,443	-	26,259,855
Level 2
Non-Agency Collateralized Mortgage Obligations	3,865,153,529	70,153,335	-	4,675,803
US Corporate Bonds	-	54,175,514	-	-
Foreign Corporate Bonds	-	37,713,006	185,260,201	2,233,850
Foreign Government Bonds and Notes, Supranationals and Foreign Agencies	-	4,904,802	1,594,485	-
Purchased Options
Purchased Options	-	-	-	60,400
Short Term Investments	875,066,140	17,567,459	-	-
US Government/Agency Mortgage Backed Securities	3,590,325,673	62,123,526	-	1,728,016
US Government Bonds and Notes	-	50,081,179	-	-
US Government Treasury Bills	-	-	-	6,249,952
Total Level 2	8,330,545,342	296,718,821	186,854,686	14,948,021
Level 3	-	-	-	-
Total	8,342,533,968	307,073,264	186,854,686	41,207,876
Other Financial Instruments
Level 1	-	-	-	-
Level 2
Futures Contracts	-	-	-	(17,988)
Credit Default Swaps	-	-	-	(101,633)
Total Level 2	-	-	-	(119,621)
Level 3	-	-	-	-
Total	$-	$-	$-	$ (119,621)

See the Schedule of Investments for further disaggregation of investment categories.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  DoubleLine Funds Trust

By (Signature and Title)*/s/ Ronald R. Redell
                                            Ronald R. Redell, President

Date  8/25/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/ Ronald R. Redell
 Ronald R. Redell, President

Date  8/25/2011

By (Signature and Title)*/s/ Joseph Sullivan
                                            Joseph Sullivan, Treasurer

Date  8/25/2011